PROVIDENT INVESTMENT COUNSEL
        ---------
          MUTUAL
          FUNDS
        ---------

                                                       PROVIDENT
                                                       INVESTMENT COUNSEL
                                                       FUNDS A AND B

                                                       BALANCED FUND
                                                       GROWTH FUND
                                                       MID CAP FUND
                                                       SMALL COMPANY GROWTH FUND




Semi-Annual Report April 30, 1999



                          Provident Investment Counsel
                         Investing in growth since 1951

CONTENTS

 3   President's Letter
 4   Our Philosophy
 5   Inverview with Provident Managers

THE FUND'S

10   Statements of Assets and Liabilities
12   Statements of Operations
14   Statements of Changes in Net Assets
18   Financial Highlights
23   Notes to Financial Statements

THE PORTFOLIO'S

29   Statement of Net Assets
57   Statement of Operations
58   Statements of Changes in Net Assets
60   Selected Ratio Data
64   Notes to Financial Statements


ITEMS OF INTEREST

     + MID CAP SHAREHOLDERS HAVE BEEN SIGNIFICANTLY REWARDED THIS YEAR AS THE FUND AND MID CAP EQUITIES IN GENERAL HAVE OUT-PERFORMED MOST OTHER INVESTMENT CATEGORIES. As the equity market performance continues to broaden and include Mid and Small Company Shares, we are hopeful that this trend will continue.

     + MID CAP INVESTING: THE BEST OF BOTH WORLDS - In our view, an investment in a mid cap stock portfolio combines the liquidity characteristics of a large cap portfolio with the high-growth rates of a smaller company.

     + ELECTRONIC TECHNOLOGY, UTILITIES AND PRODUCER MANUFACTURING HOLDINGS have been the significant contributors to Fund performance over the last few months.

     +    OUR WEBSITE ADDRESS IS:
          www.provnet.com

DEAR SHAREHOLDER,

     All of the PIC Mutual Funds produced positive results for the six months ending April 30, 1999 (more detailed information is available on the following pages). The Growth Fund led the way due to its concentration in larger holdings. The Small Company Fund made a strong recovery from the lows last September and October only to lose ground again during the early part of this year.

     The fundamentals of our small company holdings remained very compelling and we were pleased to see some positive performance in May and June. Shares of the Mid Cap Fund have enjoyed very positive returns thus far in 1999 as the market has broadened from favoring only the largest issues.

     Due to April's disappointing results, there was some media discussion about a rotation by investors out of high quality growth shares into "cheaper" cyclical company shares. We believe this move is only temporary, precipitated by several factors, including surprising economic growth and better than expected profit growth by many cyclical issues.

     It is our view that the consumer-driven U.S. economy is enjoying robust growth with pleasantly strong first quarter earnings. However, on closer review, we find that many of the earnings growth expectations had been downgraded by savvy corporate management teams of cyclical issues and that overly optimistic future earnings may not be attainable. While cyclical stocks might fare well for several months, it is ill-conceived to believe that a sea change has taken place with value/cyclical stocks outperforming for a protracted period of time.

     During May and in early June, we have been pleased to see growth shares holding their own once again and Small Company shares in particular, performing quite well. The market-broadening theme continues, allowing some lagging issues to catch up, providing a firm and broad base for the market, which should benefit all investors. We fully expect to see growth stocks once again outperform as Y2K worries and continued slower growth in most overseas markets impact investors' perceptions of the sustainability of cyclical company earnings.

     We appreciate your continued confidence in Provident Investment Counsel.

Sincerely,

/s/ Douglass B. Allen

Douglass B. Allen
President, PIC Investment Trust

June 17, 1999

                                                                               3
OUR PHILOSOPHY

     +    Focused, fundamental research, properly controlled, adds value.

     + Sustainable earnings growth is the most important contributor to long-term stock appreciation.

     + Emphasis on strong financial characteristics ensures focus on growth and quality.

     + Investment style consistency is critical to superior long-term investment results.

INTERVIEW WITH PROVIDENT MANAGERS

WHAT INDUSTRY SECTORS PERFORMED POSITIVELY FOR THE VARIOUS FUND'S EQUITY
HOLDINGS?

               Growth and Balanced
                 +   Utilities
                 +   Electronic Technology
                 +   Producer Manufacturing

               Mid Cap
                 +   Consumer Services
                 +   Technology Services
                 +   Commercial Services

               Small Company
                 +   Electronic Technology
                 +   Technology Services
                 +   Utilities


Q April proved to be a very cruel month to investors owning high-quality, large cap growth stocks. Investors abandoned these companies in a seemingly irrational rush to buy "cheaper" cyclical stocks. To what do you attribute this shift?

A As stated in our letter to shareholders there are a few themes that have driven what we believe is a temporary shift toward cyclical issues such as:

     1) A strong consumer-driven economy with better than expected growth domestically, coupled with surprising growth internationally. However, we continue to see evidence of recession in many countries outside the U.S., including Japan and possibly Germany in the near future.

     2) Better than expected profit growth domestically by many cyclical issues driven by savvy management teams that successfully lowered Wall Street expectations for their earnings. Many of these cyclical issues were coming off a very disappointing 1998 that made year over year comparisons very easy to beat.

     3) During the fall of 1998, the "flight to quality" may have caused the valuations of Provident Growth and Balanced Fund equity holdings to be momentarily over-extended. In light of this, it is understandably a needed step for our stocks to pause and catch their breath, acclimating to the strong move they have made.

Q During the difficult month of April, one of the bright spots was the apparent shift in leadership as Small Company stocks outperformed those of larger issues. What factors caused this change?

A This performance leadership actually continued in May--the second month in a row where small cap stocks outperformed large cap equities. We are also pleased to report it was a month where your Fund also did well. One has to go back several years to find a similar time when small stocks have outperformed large cap stocks in successive months. While mindful that "one Robin doesn't make it Spring," it certainly is encouraging. We have made several adjustments to the portfolio since the February/March period and have now seen the beneficial impact on the returns.

     The shift favoring small cap stocks is in keeping with our expectations. As investors become more confident about a more rapid growth scenario for the economy, they are willing to take on added risk. As the Year 2000 approaches, savvy investors focus on the new economy--defined as an era when communications technology creates global competition and people work with their brains instead of their hands. This trend towards technology instead of industrial stocks is clearly showing up in the flow of funds data, where mutual fund investors are starting to put new money into small cap funds, which favor technology stocks.

Q To what do you attribute the recent good performance by the Small Company and Mid Cap Fund?

A We believe there are several factors that caused this positive performance. In the month of May, for example, the Fund's performance can be attributed to both strong stock selection and sector allocation in the health services area, electronic technology, and consumer services. Performance clearly broadened out to include quality small companies that demonstrated positive earnings, as opposed to the narrow "Internet only" performance in the first quarter.

Q During the latter part of May, the markets in general have been rather choppy, without clear direction. What caused this recent volatility?

A If one is looking for a reason for the recent market weakness, one needs to look at the Federal Reserve's action on May 18, signaling to investors their bias towards a tighter monetary policy in the future. This followed the release of a higher than expected CPI number for the month of April. Long-term interest rates, which had risen to close to 6% prior to the Fed's announcement, quickly rallied to the 5.75% area, only to weaken again last week to a 5.86% level. This upward bias has caused investor concern about valuations of the general stock market, should interest rates continue to rise and cross the psychologically important 6% level. Another exacerbating factor has been that, for the first time this year, investors are starting to question the high valuations afforded to Internet stocks. Many of these high-flying stocks are off over 50% from their April highs. This uncertainty has spilled over into the general technology sector. As in April, Pharmaceutical stocks continued to be weak, although rallying sharply on the last day of the trading month.

     More recently, in the middle of June as we write this commentary, we have seen positive news with regard to inflationary pressures. As an example, recently released Consumer Price Index numbers were at lower than expected levels, easing investors' worst fears of a larger increase in interest rates by the Federal Reserve.

Q What is your outlook for the markets in general for the remainder of the year?

A The shift favoring cyclical stocks has slowed in recent weeks. Our analysis of reported earnings shows that the rates of change in revenue and earnings growth of some now high-flying cyclical stocks are still quite weak over several quarters. These factors question the sustainability of their recent price appreciation. This was evident during the last week of May when numerous cyclical stocks were quite weak. To illustrate, Alcoa was down 8.3%; Caterpillar was off 8.0%; International Paper was down 9.0%.

     As mentioned earlier, we made a few recent changes to the portfolio, which we believe will be rewarding in the near future, particularly if the economy continues to stay stronger than we had expected at the beginning of the year. We have added Waste Management to the portfolio along with Schlumberger. We have continued to trim our exposure to health technology and have reduced our exposure to the finance sector by selling our holding of Fannie Mae. Should interest rates stay firm or rise from these levels, then selected financial stocks will most likely under-perform the general market.

     While we cannot predict future results, if the first part of June is any indicator, we may expect a continued improvement in performance, and as the market broadens out, the Funds with their well balanced portfolios may do very well from a relative performance perspective.

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                                                                               9

----------------------------
Provident Investment Counsel       STATEMENT OF ASSETS AND LIABILITIES
        Mutual Funds               as of April 30, 1999
----------------------------

                                                                             SMALL
                                   BALANCED        GROWTH      MID CAP      COMPANY
                                    FUND A         FUND A      FUND A    GROWTH FUND A
                                 -----------     ----------  ----------  -------------
ASSETS
  Investment in Portfolios,
     at value                    $32,735,283    $ 6,208,559     $ 8,396,465     $ 861,260
  Cash                                    --             --              --        32,276
  Receivables:
     Due from Provident
       Investment Counsel,
       Inc. (Note 3)                  12,457          8,494              --         7,514
     Fund shares sold                 14,135         16,509              --            --
  Deferred organization costs             --             --          10,557            --
                                 -----------    -----------     -----------     ---------
  Total Assets                    32,761,875      6,233,562       8,407,022       901,050
                                 ===========    ===========     ===========     =========

LIABILITIES
   Payables:
      Due to Provident
        Investment Counsel,
        Inc. (Note 3)                     --             --           7,013            --
      Investments in
        Portfolios purchased          14,135         16,509              --            --
   Accrued expenses                  137,847         69,179          50,273        57,655
   Deferred trustees'
      compensation (Note 3)           12,416          6,372           3,678         7,016
                                 -----------    -----------     -----------     ---------
   Total Liabilities                 164,398         92,060          60,964        64,671
                                 ===========    ===========     ===========     =========

NET ASSETS
  Applicable to 1,784,126;
    362,870; 606,415 and
    84,196 shares of
    beneficial interest
    outstanding, respectively    $32,597,477    $ 6,141,502     $ 8,346,058     $ 836,379
                                 ===========    ===========     ===========     =========

NET ASSET VALUE PER SHARE        $     18.27    $     16.92     $     13.76     $    9.93
                                 ===========    ===========     ===========     =========

SOURCE OF NET ASSETS
   Paid-in capital               $18,739,889    $ 4,701,580     $ 6,697,857     $ 963,893
   Accumulated net investment
     gain (loss)                      26,806        (24,786)        (41,904)      (15,355)
   Accumulated net realized
     gain (loss) on investments    7,183,079        205,011         175,432      (658,919)
   Net unrealized appreciation
     of investments                6,647,703      1,259,697       1,514,673       546,760
                                 -----------    -----------     -----------     ---------
   Net Assets                    $32,597,477    $ 6,141,502     $ 8,346,058     $ 836,379
                                 ===========    ===========     ===========     =========

Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       STATEMENT OF ASSETS AND LIABILITIES
        Mutual Funds               as of April 30, 1999
----------------------------

                                                                       SMALL
                                BALANCED     GROWTH      MID CAP      COMPANY
                                 FUND B      FUND B      FUND B    GROWTH FUND B
                              -----------  ----------  ----------  -------------
ASSETS
  Investment in Portfolios,
    at value                  $    975     $  2,944     $  5,266     $  1,022
  Prepaid expenses              14,053       14,053       14,053       14,053
                              --------     --------     --------     --------
  Total Assets                  15,028       16,997       19,319       15,075
                              ========     ========     ========     ========

LIABILITIES
  Payables:
     Due to Provident
       Investment Counsel,
       Inc. (Note 3)             6,295        6,294        6,294        6,295
  Accrued expenses               7,452        7,453        7,453        7,452
  Deferred trustees'
     compensation (Note 3)         306          306          306          306
                              --------     --------     --------     --------
  Total Liabilities             14,053       14,053       14,053       14,053
                              ========     ========     ========     ========

NET ASSETS
  Applicable to 53; 172; 389
    and 104 shares of
    beneficial interest
    outstanding,
    respectively              $    975     $  2,944     $  5,266     $  1,022
                              ========     ========     ========     ========

NET ASSET VALUE
  PER SHARE                   $  18.41     $  17.10     $  13.53     $   9.86
                              ========     ========     ========     ========

SOURCE OF NET ASSETS
  Paid-in capital             $  1,000     $  3,000     $  5,247     $  1,000
  Accumulated net investment
     gain (loss)                     1           (1)          (1)          --
  Accumulated net realized
    loss on investments            (54)        (120)          (7)         (35)
  Net unrealized appreciation
     of investments                 28           65           27           57
                              --------     --------     --------     --------
  Net Assets                  $    975     $  2,944     $  5,266     $  1,022
                              ========     ========     ========     ========

Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       STATEMENT OF OPERATIONS
        Mutual Funds               Six Months ended April 30, 1999
----------------------------

                                                                                  SMALL
                                        BALANCED        GROWTH      MID CAP      COMPANY
                                         FUND A         FUND A      FUND A    GROWTH FUND A
                                      -----------     ----------  ----------  -------------
INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Net investment income (loss)
   from Portfolios                    $   232,694    $ (10,427)   $   (20,721)   $  (5,669)
                                      ===========    =========    ===========    =========

Expenses
   Administration fees (Note 3)            43,418        9,843         14,704        8,913
   Distribution fees                       44,972        6,007          8,891        1,841
   Trustees' fees                           3,461        3,501          3,264        3,458
   Audit fee                                5,108        5,109          5,213        5,109
   Legal fee                                1,844        1,848            965          954
   Transfer agent's fee                    13,637       11,747         11,641       11,747
   Custody and accounting
      services fee                          2,977        2,977          3,034        2,977
   Report to shareholders                   4,364        4,368          4,438        4,368
   Shareholder servicing                   26,984        3,604          5,334        1,105
   Registration fees                        8,390        7,670          8,625        7,920
   Amortization of organization
     costs                                     --           --          1,421           --
   Miscellaneous                            2,480        2,480          2,530        2,480
                                      -----------    ---------    -----------    ---------
   Total expenses                         157,635       59,154         70,060       50,872
   Less reimbursement/waiver
      by Provident Investment
      Counsel, Inc. (Note 3)             (112,662)     (50,743)       (52,302)     (46,822)
                                      -----------    ---------    -----------    ---------
   Net expenses                            44,973        8,411         17,758        4,050
                                      ===========    =========    ===========    =========

Net investment income (loss)              187,721      (18,838)       (38,479)      (9,719)
                                      ===========    =========    ===========    =========

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

   Net realized gain on
      investments from
      Portfolios                        7,206,332      269,147        441,944       90,865
   Change in net unrealized
     appreciation (depreciation)
     of investments from Portfolios    (1,325,737)     630,484      1,457,427      397,726
                                      -----------    ---------    -----------    ---------
Net gain on investments                 5,880,595      899,631      1,899,371      488,591
                                      ===========    =========    ===========    =========

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS           $ 6,068,316    $ 880,793    $ 1,860,892    $ 478,872
                                      ===========    =========    ===========    =========

Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       STATEMENT OF OPERATIONS
        Mutual Funds               Six Months ended April 30, 1999
----------------------------

                                                                           Small
                                     Balanced    Growth      Mid Cap      Company
                                      Fund B     Fund B      Fund B    Growth Fund B
                                    ---------    ------      -------   -------------

INVESTMENT INCOME
------------------------------------------------------------------------------------
Net investment income (loss)
   from Portfolios                    $      1    $     (1)   $     (1)   $     --
                                      ========    ========    ========    ========

Expenses
   Administration fees (Note 3)          1,227       1,227       1,227       1,227
   Trustees' fees                          459         459         459         459
   Audit fee                             1,402       1,402       1,402       1,402
   Legal fees                              246         245         245         245
   Transfer agent's fee                  1,881       1,881       1,881       1,881
   Custody and accounting
      services fees                        490         491         491         490
   Report to shareholders                  409         409         409         409
   Registration fees                     1,231       1,231       1,231       1,231
   Amortization of organization
     costs                               2,500       2,500       2,500       2,500
   Distribution fee                          1           1           1           1
   Miscellaneous                           410         411         412         411
                                      --------    --------    --------    --------
   Total expenses                       10,256      10,257      10,258      10,256
                                      --------    --------    --------    --------
   Less reimbursement by
      ProvidentInvestment
      Counsel, Inc. (Note 3)           (10,255)    (10,256)    (10,256)    (10,255)
                                      --------    --------    --------    --------
   Net expenses                              1           1           2           1
                                      ========    ========    ========    ========

Net investment income (loss)                --          (2)         (3)         (1)
                                      ========    ========    ========    ========

NET REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS

   Net realized loss on investments
      from Portfolios                      (53)       (119)         (5)        (34)
   Change in net unrealized
     appreciation of investments
     from Portfolios                        28          65          27          57
                                      --------    --------    --------    --------
Net gain (loss) on investments             (25)        (54)         22          23
                                      ========    ========    ========    ========

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM OPERATIONS    $    (25)   $    (56)   $     19    $     22
                                      ========    ========    ========    ========

Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       STATEMENTS OF CHANGES IN NET ASSETS
        Mutual Funds
----------------------------

INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
                                                   Six Months          Year
                                                      ended            ended
FROM OPERATIONS:                                 April 30, 1999*   Oct. 31, 1998
                                                 ---------------   -------------
   Net investment income (loss)                   $    187,721    $    381,122
   Net realized gain (loss) on investments
      from Portfolios                                7,206,332       2,840,801
   Change in net unrealized appreciation
      (depreciation) of investments from
      Portfolios                                    (1,325,737)      3,069,593
                                                  ------------    ------------
   Net increase (decrease) in net assets
      resulting from operations                      6,068,316       6,291,516
                                                  ============    ============

DISTRIBUTIONS TO SHAREHOLDERS:
   From net investment income                         (207,229)       (360,834)
   From net realized gains                          (2,848,191)     (2,299,644)
                                                  ------------    ------------
   Total distributions to shareholders              (3,055,420)     (2,660,478)
                                                  ============    ============

Transactions in shares of beneficial interest:
   Purchases of 243,316; 254,988; 116,558;
      101,572; 82,379; 878,218; 60,392 and
      317,026 shares, respectively                   4,396,668       4,137,359
   Reinvestment of 180,841; 178,506; 0; 0; 0;
      0; 0 and 0 shares, respectively                3,048,114       2,658,417
   Redemptions of 1,121,694; 230,922; 24,910;
      18,330; 18,666; 335,516; 292,180 and
      21,492 shares, respectively                  (19,912,717)     (3,717,356)
                                                  ============    ============

Net increase (decrease) in net assets resulting
   from share transactions                         (12,467,935)      3,078,420
                                                  ============    ============

Total increase (decrease) in net assets             (9,455,039)      6,709,458
                                                  ============    ============

NET ASSETS
Beginning of period                                 42,052,516      35,343,058
                                                  ------------    ------------
End of period                                     $ 32,597,477    $ 42,052,516
                                                  ------------    ------------

See Notes to Financial Statements.

  Six Months         Year         Six Months      Dec. 31, 1997+     Six Months         Year
     ended           ended           ended           through           ended            ended
April 30, 1999*  Oct. 31, 1998  April 30, 1999*   Oct. 31, 1998    April 30, 1999*  Oct. 31, 1998
---------------  -------------  ---------------   -------------    ---------------  -------------

$   (18,838)     $   (21,586)     $   (38,479)     $   (17,662)     $    (9,719)     $   (37,919)

    269,147          (52,313)         441,944         (198,903)          90,865         (692,290)


    630,484          552,893        1,457,427           57,246          397,726           94,294
-----------      -----------      -----------      -----------      -----------      -----------

    880,793          478,994        1,860,892         (159,319)         478,872         (635,915)
===========      ===========      ===========      ===========      ===========      ===========


         --               --               --               --               --               --
         --               --               --               --               --               --
-----------      -----------      -----------      -----------      -----------      -----------
         --               --               --               --               --               --
===========      ===========      ===========      ===========      ===========      ===========




  1,965,090        1,325,178        1,001,888        9,346,293          563,134        2,252,112

         --               --               --               --               --               --


   (412,188)        (246,777)        (232,713)      (3,470,983)      (2,892,691)      (2,009,167)
===========      ===========      ===========      ===========      ===========      ===========


  1,552,902        1,078,401          769,175        5,875,310       (2,329,557)         242,945
===========      ===========      ===========      ===========      ===========      ===========

  2,433,695        1,557,395        2,630,067        5,715,991       (1,850,685)        (392,970)
===========      ===========      ===========      ===========      ===========      ===========

  3,707,807        2,150,412        5,715,991               --        2,687,064        3,080,034
-----------      -----------      -----------      -----------      -----------      -----------
$ 6,141,502      $ 3,707,807      $ 8,346,058      $ 5,715,991      $   836,379      $ 2,687,064
-----------      -----------      -----------      -----------      -----------      -----------

*Commencement of operations.
+Unaudited.

----------------------------
Provident Investment Counsel       STATEMENTS OF CHANGES IN NET ASSETS
        Mutual Funds
----------------------------

INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------

                                                                                       Small
                                      Balanced         Growth        Mid Cap          Company
                                       Fund B          Fund B         Fund B       Growth Fund B
                                       ------          ------         ------       -------------

INCREASE (DECREASE) IN NET ASSETS
--------------------------------------------------------------------------------------------------
                                   Mar. 31, 1999*  Mar. 31, 1999*  Mar. 31, 1999*  Mar. 31, 1999*
                                      through         through         through          through
From Operations:                   Apr. 30, 1999   Apr. 30, 1999   Apr. 30, 1999    Apr. 30, 1999
                                   -------------   -------------   -------------    -------------
Net investment income (loss)         $    --          $    (2)         $    (3)         $    (1)
Net realized loss on investments
  from Portfolios                        (53)            (119)              (5)             (34)
Net change in unrealized
  appreciation of investments
  from Portfolios                         28               65               27               57
                                     -------          -------          -------          -------

Net increase (decrease) in net
  assets resulting from
  operations                             (25)             (56)              19               22
                                     =======          =======          =======          =======

Transactions in shares of
  beneficial interest:
  Purchases of 53; 172; 389 and
    104 shares, respectively           1,000            3,000            5,247            1,000
                                     =======          =======          =======          =======

Net increase in net assets
  resulting from share
  transactions                         1,000            3,000            5,247            1,000
                                     =======          =======          =======          =======

Total increase in net assets             975            2,944            5,266            1,022
                                     =======          =======          =======          =======

NET ASSETS
Beginning of period                       --               --               --               --
                                     -------          -------          -------          -------
End of period                        $   975          $ 2,944          $ 5,266          $ 1,022
                                     -------          -------          -------          -------

*Commencement of operations.

Unaudited. See Notes to Financial Statements.

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                                                                              17

----------------------------
Provident Investment Counsel       FINANCIAL HIGHLIGHTS
        Mutual Funds
----------------------------

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                   Balanced Fund A
                                   ---------------------------------------------
                                     Six Months         Year           Year
                                       ended            ended          ended
                                   April 30, 1999+  Oct. 31, 1998  Oct. 31, 1997
                                   ---------------  -------------  -------------
Net asset value, beginning of
  period                               $16.95          $15.51          $13.91
                                       ------          ------          ------

Income from investment operations:
  Net investment income (loss)           0.10            0.16            0.16
  Net realized and unrealized
    gain (loss) on investments           2.50            2.44            2.64
                                       ------          ------          ------
Total from investment operations         2.60            2.60            2.80
                                       ------          ------          ------

Less distributions to shareholders:
  From net investment income            (0.10)          (0.15)          (0.16)
  From net realized capital gains       (1.18)          (1.01)          (1.04)
                                       ------          ------          ------
Total distributions to shareholders     (1.28)          (1.16)          (1.20)
                                       ------          ------          ------
Net asset value, end of period         $18.27          $16.95          $15.51
                                       ------          ------          ------
Total return                            16.07%^         17.85%          21.76%
                                       ------          ------          ------

Ratios/supplemental data:
Net assets, end of period (millions)   $ 32.6          $ 42.0          $ 35.3
                                       ------          ------          ------

Ratios to average net assets:++
  Expenses                               1.05%**         1.05%**         1.05%**
  Net investment income (loss)           1.04%           0.97%           1.10%
                                       ------          ------          ------

*Commencement of operations.

**Includes the Fund's share of expenses allocated from the respective Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and the Portfolio, had not been made, the ratio of expenses to average net assets would have been 1.68%, 1.41%, 1.43%, 1.72%, 2.32% and 2.87%, respectively.

***Includes the Fund's share of expenses allocated from the respective Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and the Portfolio, had not been made, the ratio of expenses to average net assets would have been 3.46%, 4.06% and 9.97%, respectively.

^Not Annualized.

+Unaudited.

++Annualized for periods of less than one year.

See Notes to Financial Statements.

              Balanced Fund A                                 Growth Fund A
 ---------------------------------------------   ---------------------------------------------
      Year            Year            Year         Six Months          Year        Feb. 3, 1997*
      ended           ended           ended           ended            ended           through
 Oct. 31, 1996   Oct. 31, 1995   Oct. 31, 1994   April 30, 1999+   Oct. 31, 1998   Oct. 31, 1997
 -------------   -------------   -------------   ---------------   -------------   -------------
     $13.24          $11.24          $11.48          $13.67           $11.44           $10.00
     ------          ------          ------          ------           ------           ------


       0.14            0.15            0.15           (0.05)           (0.07)           (0.03)

       1.34            2.00           (0.24)           3.30             2.30             1.47
     ------          ------          ------          ------           ------           ------
       1.48            2.15           (0.09)           3.25             2.23             1.44
     ------          ------          ------          ------           ------           ------


      (0.14)          (0.15)          (0.15)             --               --               --
      (0.67)             --              --              --               --               --
     ------          ------          ------          ------           ------           ------
      (0.81)          (0.15)          (0.15)             --               --               --
     ------          ------          ------          ------           ------           ------
     $13.91          $13.24          $11.24           16.92           $13.67           $11.44
     ======          ======          ======          ======           ======           ======

      11.96%          19.35%          (0.78%)         23.77%^          19.49%           14.40%^
     ======          ======          ======          ======           ======           ======

     $ 12.9          $ 12.5          $  9.1             6.1              3.7              2.2
     ------          ------          ------          ------           ------           ------

       1.05%**         1.05%**         1.05%**         1.35%***         1.35%***         1.35%***
       1.05%           1.32%           1.37%          (0.78%)          (0.68%)          (0.62%)
     ------          ------          ------          ------           ------           ------

----------------------------
Provident Investment Counsel       FINANCIAL HIGHLIGHTS
        Mutual Funds
----------------------------

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
================================================================================

                                                         Mid Cap Fund A
                                                 -------------------------------
                                                   Six Months     Dec. 31, 1997*
                                                     ended            through
                                                 April 30, 1999+   Oct. 31, 1998
                                                 ---------------   -------------
Net asset value, beginning of period                 $10.53           $10.00
                                                     ------           ------

Income from investment operations:
      Net investment loss                             (0.06)           (0.03)
      Net realized and unrealized gain
            (loss) on investments                      3.29             0.56
                                                     ------           ------
Total from investment operations                       3.23             0.53
                                                     ------           ------
Net asset value, end of period                       $13.76           $10.53
                                                     ======           ======

Total return                                          30.67%^           5.30%^
                                                     ======           ======

Ratios/supplemental data:
Net assets, end of period (millions)                 $ 8.3             $ 5.7
                                                     ------           ------

Ratios to average net assets:++
      Expenses                                         1.39%=           1.04%=
      Net investment loss                             (1.08%)          (0.43%)
                                                     ------           ------

*Commencement of operations.

=Includes the Fund's share of expenses allocated from the respective Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and the Portfolio, had not been made, the ratio of expenses to average net assets would have been 2.88% and 3.08%, respectively.

#Includes the Fund's share of expenses allocated from the respective Portfolio. If the fee waivers and expense reimbursements, with respect to the Fund and the Portfolio, had not been made, the ratio of expenses to average net assets would have been 7.91%, 4.32% and 11.55%, respectively.

^Not annualized.

+Unaudited.

++Annualized for periods of less than one year.


See Notes to Financial Statements.

================================================================================

                    SMALL COMPANY
                    GROWTH FUND A
--------------------------------------------------
   Six Months          Year          Feb. 3, 1997*
      ended            ended            through
 April 30, 1999+   Oct. 31, 1998     Oct. 31, 1997
 ---------------   -------------     -------------
      $8.50           $10.42            $10.00
      -----           ------            ------


      (0.17)           (0.12)            (0.03)

       1.60            (1.80)             0.45
      -----           ------            ------
       1.43            (1.92)             0.42
      -----           ------            ------
      $9.93            $8.50            $10.42
      =====            =====            ======

      16.82%^         (18.43%)            4.20%^
      =====            =====            ======


      $ 0.8            $ 2.7            $  3.1
      -----           ------            ------


       1.55%#           1.55%#            1.55%#
      (1.32%)          (1.23%)           (1.14%)
      -----           ------            ------

----------------------------
Provident Investment Counsel       FINANCIAL HIGHLIGHTS
        Mutual Funds
----------------------------

FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
================================================================================

                                                                                          SMALL
                                      BALANCED         GROWTH           MID CAP          COMPANY
                                       FUND B          FUND B            FUND B       GROWTH FUND B
----------------------------------------------------------------------------------------------------

                                   Mar. 31, 1999*   Mar. 31, 1999*   Mar. 31, 1999*   Mar. 31, 1999*
                                       through         through           through         through
                                    Apr. 30, 1999   Apr. 30, 1999    Apr. 30, 1999    Apr. 30, 1999
                                    -------------   -------------    -------------    -------------

Net asset value, beginning of period   $ 18.89         $ 17.65          $13.03           $ 9.64
                                       -------         -------          ------           ------

Income from investment operations:
   Net investment income (loss)           0.02           (0.01)             --               --
   Net realized and unrealized gain
         (loss) on investments           (0.50)          (0.54)           0.50             0.22
                                       -------         -------          ------           ------
Total from investment operations         (0.48)          (0.55)           0.50             0.22
                                       -------         -------          ------           ------
Net asset value, end of period         $ 18.41         $ 17.10          $13.53           $ 9.86
                                       =======         =======          ======           ======

Total return^                            (2.54%)         (3.12%)          3.84%            2.28%
                                       =======         =======          ======           ======

Ratios/supplemental data:
Net assets, end of period              $   975         $ 2,944          $5,266           $1,022
                                       =======         =======          ======           ======

Ratios to average net assets:+
   Expenses                               1.90%           2.10%           2.14%            2.30%
   Net investment income (loss)           1.25%          (0.71%)         (0.61%)           0.00%
                                       -------         -------          ------           ------

* Commencement of operations.

+ Includes the Funds' share of expenses allocated from the respective Portfolios. If the fee waivers and expense reimbursements, with respect to the Fund and the Portfolios, had not been made, the ratio of expenses to average net assets would have been 129.16%, 73.80%, 63.18% and 128.84%, respectively.

^ Not annualized.


Unaudited. See Notes to Financial Statements.

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS
        Mutual Funds
----------------------------

================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------

      PIC Investment Trust (the "Trust") was organized on December 11, 1991 as a Delaware business trust, with an unlimited number of shares of beneficial interest of $.01 par value, and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end, diversified management investment company. The Trust currently offers eleven separate series: Provident Investment Counsel Balanced Fund A (formerly known as Provident Investment Counsel Pinnacle Balanced Fund), Provident Investment Counsel Balanced Fund B, Provident Investment Counsel Growth Fund I (formerly known as Provident Investment Counsel Growth Fund), Provident Investment Counsel Growth Fund A (formerly known as Provident Investment Counsel Pinnacle Growth Fund), Provident Investment Counsel Growth Fund B, Provident Investment Counsel Small Company Growth Fund I (formerly known as Provident Investment Counsel Small Company Growth Fund) Provident Investment Counsel Small Company Growth Fund A (formerly known as
Provident Investment Counsel Pinnacle Small Company Growth Fund), Provident Investment Counsel Small Company Growth Fund B, Provident Investment Counsel Small Cap Growth Fund I (formerly known as Provident Investment Counsel Small Cap Growth Fund), Provident Investment Counsel Mid Cap Fund A (formerly known as Provident Investment Counsel Pinnacle Mid Cap Fund), and Provident Investment Counsel Mid Cap Fund B (each a "Fund" and collectively the "Funds") (prior to June 1998, the Provident Investment Counsel Funds were known as the PIC Funds). The Funds invest substantially all of their assets in the respective Portfolios, a separate registered management investment company having the same investment objective as the Funds. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements. The financial statements of the Provident Investment Counsel Growth Fund I, Provident Investment Counsel Small Company Growth Fund I, and Provident Investment Counsel Small Cap Growth Fund I are in separate reports.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------

      The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with generally accepted accounting principles.

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS,
        Mutual Funds               continued
----------------------------

--------------------------------------------------------------------------------

     A. INVESTMENT VALUATION. The Funds reflect their investments in the Portfolio at their proportionate interest in the value of the Portfolio's net assets. Valuation of securities by the Portfolio is discussed in Note 2A of the Portfolio's Notes to Financial Statements.


     B. INVESTMENT INCOME AND DIVIDENDS TO SHAREHOLDERS. The Funds earn income, net of the expenses of the Portfolio, daily on their investments in the Portfolio. All net investment income and realized and unrealized gains or losses on investments of the Portfolio are allocated pro-rata among the Funds and the other Holders of Interests in the Portfolio. Dividends, if any, are paid annually to shareholders of the Funds and recorded on the ex-dividend date.


      C. FEDERAL INCOME TAXES. The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.


      D. ACCOUNTING ESTIMATES. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.


3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------

      The Trust has entered into administration agreements with Provident Investment Counsel, Inc. ("PIC") and Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Trust and the Portfolio. PIC and ICA also provide management services necessary for the operations of the Trust and the Portfolio and furnish office facilities. PIC receives a fee for its services to the Funds at the rate of 0.20% of the average daily net assets of the Funds.


      PIC has voluntarily taken to limit the Funds' expenses, including those expenses allocated from the Portfolios, to the following levels:

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS,
        Mutual Funds               continued
----------------------------

--------------------------------------------------------------------------------

      Provident Investment Counsel Balanced Fund A                  1.05%
      Provident Investment Counsel Growth Fund A                    1.35%
      Provident Investment Counsel Mid Cap Fund A                   1.39%
      Provident Investment Counsel Small
         Company Growth Fund A                                      1.55%

      Provident Investment Counsel Balanced Fund B                  1.90%
      Provident Investment Counsel Growth Fund B                    2.10%
      Provident Investment Counsel Mid Cap Fund B                   2.14%
      Provident Investment Counsel Small
         Company Growth Fund B                                      2.30%


     The percentages are based on the Funds' average daily net assets. Prior to September 30, 1998, the expense limit for Pinnacle Mid Cap Fund was 0.99%. Fees waived and expenses reimbursed by PIC for the six months ended April 30, 1999, were as follows:

                                                        Waived        Reimbursed
                                                         Fees          Expenses
                                                        ------        ----------

Provident Investment Counsel Balanced Fund A           $35,978           $76,684
Provident Investment Counsel Growth Fund A               2,403            48,340
Provident Investment Counsel Mid Cap Fund A              7,113            45,189
Provident Investment Counsel Small
     Company Growth Fund A                               1,473            45,349

Provident Investment Counsel Balanced Fund B                $0           $10,255
Provident Investment Counsel Growth Fund B                   0            10,256
Provident Investment Counsel Mid Cap Fund B                  0            10,256
Provident Investment Counsel Small
     Company Growth Fund B                                   0            10,255

     ICA receives an annual fee for its services of $15,000 from each of the Funds.

     First  Fund   Distributors,   Inc.   (the   "Distributor"),   a  registered
broker-dealer, acts as the principal underwriter for the Trust in connection with the offering of

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS,
        Mutual Funds               continued
----------------------------

--------------------------------------------------------------------------------

its shares. The Distributor is an affiliate of ICA. The Distributor received no commissions from sales or redemptions of fund shares during the period ended April 30, 1999.

     On December 19, 1995, the Trust approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Funds. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Funds recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - DISTRIBUTION PLAN
--------------------------------------------------------------------------------

     The Trust, on behalf of the Balanced A, Growth A, Mid Cap A and Small Company Growth A Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides that each Fund will pay a fee to PIC (as the distribution coordinator) at an annual rate of up to 0.25% of each A Fund's average daily net assets as reimbursement for expenses incurred on distribution related activities. With respect to the Balanced A and Mid Cap A Funds, reimbursable amounts in excess of the maximum may be reimbursed in subsequent years, subject to the continuation of the Plan. There were no unreimbursed expenses as of April 30, 1999.

     Additionally, the Trust, on behalf of the Balanced B, Growth B, Mid Cap B and Small Company Growth B Funds, has approved a Distribution Plan (the "12b-1 Plan") in accordance with Rule 12b-1 under the 1940 Act. The 12b-1 Plan provides for the payment of a distribution fee at the annual rate of 0.75% of each B Fund's average daily net assets and a service fee at the annual rate of 0.25% of each B Fund's average daily net assets.

     Pursuant to a Shareholder Services Plan, effective June 30, 1998 (except with respect to the Mid Cap Fund A for which the effective date was September

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS,
        Mutual Funds               continued
----------------------------

--------------------------------------------------------------------------------

30, 1998), each A Fund pays the Advisor a monthly fee at an annual rate of 0.15% of each Fund's average daily net assets as compensation for the provision of shareholder services.

     Additionally, pursuant to a Shareholder Services Plan, effective March 31, 1999, each B Fund pays the Advisor a monthly fee at an annual rate of 0.25% of each Fund's average daily net assets as compensation for the provision of shareholder services.

5 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------
      Additions and reductions in the investments in the respective Portfolios for the six months ended April 30, 1999, were as follows:

                                                  Additions        Reductions
                                                  ---------        ----------
Provident Investment Counsel
   Balanced Fund A                               $4,479,932       $20,000,853

Provident Investment Counsel Growth Fund A        2,011,607           413,823

Provident Investment Counsel Mid Cap Fund A       1,049,775           294,170

Provident Investment Counsel
   Small Company Growth Fund A                      563,134         2,892,691

Provident Investment Counsel Balanced Fund B         $1,000                $0

Provident Investment Counsel Growth Fund B            3,000                 0

Provident Investment Counsel Mid Cap Fund B           5,247                 0

Provident Investment Counsel Small
   Company Growth Fund B                              1,000                 0

   As of April 30, 1999, the Funds owned the following percentages of the Portfolios listed below:


Provident Investment Counsel
   Balanced Fund A                             99.6% of PIC Balanced Portfolio

Provident Investment Counsel
   Growth Fund A                               3.6% of PIC Growth Portfolio

Provident Investment Counsel
   Mid Cap Fund A                              99.3% of PIC Mid Cap Portfolio

Provident Investment Counsel
   Small Company Growth Fund A                 0.4% of PIC Small Cap Portfolio

----------------------------
Provident Investment Counsel       NOTES TO FINANCIAL STATEMENTS,
        Mutual Funds               continued
----------------------------

--------------------------------------------------------------------------------
Provident Investment Counsel
   Balanced Fund B                           0.0*% of PIC Balanced Portfolio

Provident Investment Counsel
   Growth Fund B                             0.0*% of PIC Growth Portfolio

Provident Investment Counsel
   Mid Cap Fund B                            0.1% of PIC Mid Cap Portfolio

Provident Investment Counsel
   Small Company Growth Fund B               0.0*% of PIC Small Cap Portfolio


* Less than 0.1%.

---------
  P*I*C                     STATEMENT OF NET ASSETS
BALANCED                    as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 69.03%                      Shares     Value     Net Assets
================================================================================
BANKS - 1.54%
--------------------------------------------------------------------------------
FIRSTAR CORPORATION                             3,900      $ 117,244       0.36%
PROVIDIAN FINANCIAL CORPORATION                 3,000        387,188       1.18
--------------------------------------------------------------------------------
         TOTAL BANKS                                         504,432       1.54
================================================================================
BUILDING PRODUCTS - 2.79%
--------------------------------------------------------------------------------
THE HOME DEPOT, INC.                            5,300        317,669       0.97
LOWE'S COMPANIES, INC.                         11,300        596,075       1.82
--------------------------------------------------------------------------------
         TOTAL BUILDING PRODUCTS                             913,744       2.79
================================================================================
BUSINESS INFORMATION SERVICES - 2.04%
--------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING                       3,100        137,950       0.42
PAYCHEX, INC.                                  10,412        531,663       1.62
--------------------------------------------------------------------------------
         TOTAL BUSINESS INFORMATION SERVICES                 669,613       2.04
================================================================================
COMPUTER SERVICES - 0.80%
--------------------------------------------------------------------------------
SUN MICROSYSTEMS, INC.*                         4,400        263,175       0.80
================================================================================
COMPUTER SOFTWARE - 5.25%
--------------------------------------------------------------------------------
BMC SOFTWARE, INC.*                             3,500        150,719       0.46
MICROSOFT CORPORATION*                         19,272      1,567,054       4.79
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                           1,717,773       5.25
================================================================================
COSMETICS AND SOAPS - 0.70%
--------------------------------------------------------------------------------
THE CLOROX COMPANY                              2,000        230,750       0.70
================================================================================
CREDIT AND FINANCE - 2.34%
--------------------------------------------------------------------------------
ASSOCIATES FIRST CAPITAL CORPORATION            5,400        239,288       0.73
MBNA CORPORATION                               18,698        527,050       1.61
--------------------------------------------------------------------------------
         TOTAL CREDIT AND FINANCE                            766,338       2.34
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------
  P*I*C                     STATEMENT OF NET ASSETS
BALANCED                    as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                    Shares     Value     Net Assets
================================================================================
DISCOUNT STORES - 1.53%
--------------------------------------------------------------------------------
COSTCO COMPANIES, INC.                          6,200      $ 501,812       1.53%
================================================================================
DIVERSIFIED - 3.72%
--------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.                        15,000      1,218,750       3.72
================================================================================
DRUGS - 11.96%
--------------------------------------------------------------------------------
PFIZER, INC.                                    8,900      1,024,056       3.13
SCHERING-PLOUGH CORPORATION                    15,400        744,012       2.27
WARNER-LAMBERT COMPANY                         31,600      2,146,825       6.56
--------------------------------------------------------------------------------
         TOTAL DRUGS                                       3,914,893      11.96
================================================================================
ELECTRICAL EQUIPMENT/PERIPHERALS - 2.20%
--------------------------------------------------------------------------------
DELL COMPUTER CORPORATION*                      8,200        337,738       1.03
EMC CORPORATION*                                3,500        381,281       1.17
--------------------------------------------------------------------------------
         TOTAL ELECTRICAL EQUIPMENT/PERIPHERALS              719,019       2.20
================================================================================
ELECTRONIC EQUIPMENT/SEMICONDUCTORS - 2.17%
--------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORPORATION                   5,800        329,875       1.01
SOLECTRON CORPORATION*                          7,800        378,300       1.16
--------------------------------------------------------------------------------
         TOTAL ELECTRONIC EQUIPMENT/SEMICONDUCTORS           708,175       2.17
================================================================================
ELECTRONICS - 0.73%
--------------------------------------------------------------------------------
MOTOROLA, INC.                                  3,000        240,375       0.73
================================================================================
ENTERTAINMENT AND LEISURE - 1.39%
--------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS, INC.*             3,200        222,400       0.68
INFINITY BROADCASTING CORPORATION*              8,400        232,575       0.71
--------------------------------------------------------------------------------
         TOTAL ENTERTAINMENT AND LEISURE                     454,975       1.39
================================================================================
FINANCIAL - 0.76%
--------------------------------------------------------------------------------
CITIGROUP INC.                                  3,300        248,325       0.76

Unaudited. See Notes to Financial Statements.

---------
  P*I*C                     STATEMENT OF NET ASSETS
BALANCED                    as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                    Shares     Value     Net Assets
================================================================================
INSURANCE - 1.80%
--------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP, INC.              5,014      $ 588,832       1.80%
================================================================================
INTERNET SERVICES - 3.49%
--------------------------------------------------------------------------------
AMERICA ONLINE, INC.*                           8,000      1,142,000       3.49
================================================================================
MEDICAL INSTRUMENTS - 1.45%
--------------------------------------------------------------------------------
MEDTRONIC, INC.                                 6,600        474,787       1.45
================================================================================
MEDICAL/DENTAL PRODUCTS - 0.35%
--------------------------------------------------------------------------------
CARDINAL HEALTH, INC.                           1,900        113,644       0.35
================================================================================
MORTGAGE AND RELATED SERVICES - 2.08%
--------------------------------------------------------------------------------
FANNIE MAE                                      4,460        316,381       0.97
FREDDIE MAC                                     5,800        363,950       1.11
--------------------------------------------------------------------------------
         TOTAL MORTGAGE AND RELATED SERVICES                 680,331       2.08
================================================================================
NATURAL GAS PRODUCTS AND PIPELINES - 0.83%
--------------------------------------------------------------------------------
ENRON CORP.                                     3,600        270,900       0.83
================================================================================
NETWORKING - 1.12%
--------------------------------------------------------------------------------
CISCO SYSTEMS, INC.*                            3,200        365,000       1.12
================================================================================
OFFICE EQUIPMENT AND SUPPLIES - 0.28%
--------------------------------------------------------------------------------
STAPLES, INC.*                                  3,000         90,000       0.28
================================================================================
SPECIALTY RETAIL - 4.58%
--------------------------------------------------------------------------------
BED BATH & BEYOND INC.*                        10,400        371,150       1.13
CVS CORPORATION                                 9,500        452,438       1.38
KOHL'S CORPORATION*                            10,200        677,662       2.07
--------------------------------------------------------------------------------
         TOTAL SPECIALTY RETAIL                            1,501,250       4.58

Unaudited. See Notes to Financial Statements.

---------
  P*I*C                     STATEMENT OF NET ASSETS
BALANCED                    as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                    Shares     Value     Net Assets
================================================================================
SUPERMARKETS - 3.09%
--------------------------------------------------------------------------------
KROGER CO.                                      7,000      $ 380,187       1.16%
SAFEWAY INC.*                                  11,700        631,069       1.93
--------------------------------------------------------------------------------
         TOTAL SUPERMARKETS                                1,011,256       3.09
================================================================================
TELECOMMUNICATIONS - 5.07%
--------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC.                        9,900        595,237       1.82
NOKIA CORPORATION, CLASS A, ADR                 9,600        712,200       2.18
TELLABS, INC.*                                  3,200        350,600       1.07
================================================================================
         TOTAL TELECOMMUNICATIONS                          1,658,037       5.07
--------------------------------------------------------------------------------
TELEPHONE - 4.09%
--------------------------------------------------------------------------------
ALLTEL CORPORATION                              5,700        384,394       1.17
MCI WORLDCOM INCORPORATED*                     11,616        954,690       2.92
--------------------------------------------------------------------------------
         TOTAL TELEPHONE                                   1,339,084       4.09
================================================================================
WIRELESS SERVICES - 0.88%
--------------------------------------------------------------------------------
AIRTOUCH COMMUNICATIONS, INC.*                  3,100        289,462       0.88

--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $15,878,935)       22,596,732      69.03
================================================================================
FIXED INCOME                                 Principal             Percentage of
SECURITIES - 26.69%                            Amount        Value   Net Assets
================================================================================
CMOS AND ASSET-BACKED SECURITIES - 3.56%
--------------------------------------------------------------------------------
EMPIRE FUNDING HOME LOAN OWNER
   TRUST, 5.708%, 5/25/2008                   127,586        127,347       0.39
FIRST PLUS HOME LOAN TRUST, ADJ.
   RATE-4.938%, 3/10/2008                     165,984        165,621       0.51

Unaudited. See Notes to Financial Statements.

---------
  P*I*C                     STATEMENT OF NET ASSETS
BALANCED                    as of April 30, 1999
PORTFOLIO
---------

================================================================================
FIXED INCOME                                 Principal             Percentage of
SECURITIES, continued                          Amount        Value   Net Assets
================================================================================
CMOS AND ASSET-BACKED SECURITIES, CONTINUED
--------------------------------------------------------------------------------
FIRST PLUS HOME LOAN TRUST, ADJ.
   RATE-4.490%, 2/10/2009                     474,048      $ 472,270       1.44%
NORTHWEST AIRLINES CORPORATION PASS
   THROUGH CERTIFICATES, 7.67%, 1/2/2015      383,461        400,540       1.22
--------------------------------------------------------------------------------
         TOTAL CMOS AND ASSET-BACKED SECURITIES            1,165,778       3.56
================================================================================
CORPORATE BONDS - 9.39%
--------------------------------------------------------------------------------
ASSOCIATES CORPORATION OF NORTH
   AMERICA, 6.375%, 8/15/2000                 425,000        429,483       1.31
AT&T CAPITAL CORPORATION, MEDIUM
   TERM NOTES, 6.49%, 5/17/1999             1,000,000      1,000,322       3.06
BANCO LATINOAMERICANO DE
   EXPORTACIONES SA, FLOATING
   RATE NOTES, 5.126%, 5/13/1999              200,000        199,800       0.61
FORD MOTOR CREDIT COMPANY,
   7.25%, 5/15/1999                           275,000        275,165       0.84
HANSON PLC, 7.375%, 1/15/2003                 375,000        390,469       1.19
HERTZ CORPORATION, 6.00%, 1/15/2003           100,000         98,875       0.30
HOUSEHOLD BANK, F.S.B., 6.50%, 7/15/2003      300,000        307,500       0.94
THE PROGRESSIVE CORPORATION,
   10.125%, 12/15/2000                        350,000        371,594       1.14
--------------------------------------------------------------------------------
         TOTAL CORPORATE BONDS                             3,073,208       9.39
================================================================================
FINANCE BONDS - 4.26%
--------------------------------------------------------------------------------
HOUSEHOLD FINANCE CORPORATION,
   5.875%, 9/25/2004                          100,000         99,125       0.30
MERRILL LYNCH & CO., INC.,
   6.875%, 11/15/2018                         725,000        719,563       2.20

Unaudited. See Notes to Financial Statements.

---------
  P*I*C                     STATEMENT OF NET ASSETS
BALANCED                    as of April 30, 1999
PORTFOLIO
---------

================================================================================
FIXED INCOME                                 Principal             Percentage of
SECURITIES, continued                          Amount        Value   Net Assets
================================================================================
FINANCE BONDS
--------------------------------------------------------------------------------
MORGAN STANLEY GROUP INC.,
   SENIOR NOTES, 6.875%, 3/1/2007             270,000      $ 277,088       0.85%
PAINE WEBBER GROUP INC.,
   6.45%, 12/1/2003                           300,000        298,500       0.91
--------------------------------------------------------------------------------
         TOTAL FINANCE BONDS                               1,394,276       4.26
================================================================================
INDUSTRIAL BONDS - 5.27%
--------------------------------------------------------------------------------
FORD MOTOR COMPANY,
   6.375%, 2/1/2029                           575,000        534,750       1.63
INTERNATIONAL BUSINESS MACHINES
   CORPORATION, 5.375%, 2/1/2009              200,000        189,750       0.58
PDVSA FINANCE LTD.,
   8.75%, 2/15/2004                           700,000        711,375       2.17
TYCO INTERNATIONAL GROUP
   S.A., 6.875%, 1/15/2029                    300,000        292,500       0.89
--------------------------------------------------------------------------------
         TOTAL INDUSTRIAL BONDS                            1,728,375       5.27
================================================================================
U.S. TREASURY OBLIGATIONS - 4.21%
--------------------------------------------------------------------------------
U.S. TREASURY NOTE, 5.50%, 3/31/2000           20,000         20,115       0.06
U.S. TREASURY NOTE, 6.25%, 2/2/2002           600,000        616,783       1.89
U.S. TREASURY NOTE, 5.25%, 11/15/2028         800,000        740,258       2.26
--------------------------------------------------------------------------------
         TOTAL U.S. TREASURY OBLIGATIONS                   1,377,156       4.21
--------------------------------------------------------------------------------
         TOTAL FIXED INCOME SECURITIES
            (COST - $8,808,817)                            8,738,793      26.69

Unaudited. See Notes to Financial Statements.

---------
  P*I*C                     STATEMENT OF NET ASSETS
BALANCED                    as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                             Principal             Percentage of
MONEY MARKET FUNDS - 2.38%                     Amount        Value   Net Assets
================================================================================
TEMPORARY INVESTMENT FUND,
   INC. - TEMPCASH                            390,827      $ 390,827       1.19%
TEMPORARY INVESTMENT FUND,
   INC. - TEMPFUND                            390,827        390,827       1.19
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS
             (COST $781,654)                                 781,654       2.38
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS (COST $25,469,406)             32,117,179      98.11
================================================================================
OTHER ASSETS - 2.80%
--------------------------------------------------------------------------------
RECEIVABLES:
   DIVIDENDS                                                   5,183
   INTEREST                                                  155,434
   INVESTMENT SECURITIES SOLD                                738,233
   SHARES OF BENEFICIAL INTEREST SOLD                         14,135
OTHER ASSETS                                                   2,051
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                  915,036       2.80
--------------------------------------------------------------------------------
================================================================================
TOTAL  ASSETS                                             33,032,215     100.90
--------------------------------------------------------------------------------
LIABILITIES - (0.90%)
--------------------------------------------------------------------------------
PAYABLE FOR INVESTMENT SECURITIES PURCHASED                  247,497
ACCRUED EXPENSES                                              42,784
DEFERRED TRUSTEE COMPENSATION                                  5,413
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                   295,694      (0.90)
================================================================================
NET ASSETS - 100.00%                                     $32,736,521     100.00%
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 GROWTH                       STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 92.10%                     Shares       Value    Net Assets
================================================================================
BANKS - 2.11%
--------------------------------------------------------------------------------
FIRSTAR CORPORATION                            29,400      $ 883,837       0.52%
PROVIDIAN FINANCIAL CORPORATION                21,200      2,736,125       1.59
--------------------------------------------------------------------------------
         TOTAL BANKS                                       3,619,962       2.11
================================================================================
BUILDING PRODUCTS - 4.10%
--------------------------------------------------------------------------------
THE HOME DEPOT, INC.                           39,700      2,379,519       1.39
LOWE'S COMPANIES, INC.                         88,300      4,657,825       2.71
--------------------------------------------------------------------------------
         TOTAL BUILDING PRODUCTS                           7,037,344       4.10
================================================================================
BUSINESS INFORMATION SERVICES - 2.75%
--------------------------------------------------------------------------------
AUTOMATIC DATA PROCESSING                      21,000        934,500       0.54
PAYCHEX, INC.                                  74,226      3,790,165       2.21
--------------------------------------------------------------------------------
         TOTAL BUSINESS INFORMATION SERVICES               4,724,665       2.75
================================================================================
COMPUTER SOFTWARE - 7.78%
--------------------------------------------------------------------------------
BMC SOFTWARE, INC.*                            26,200      1,128,237       0.66
MICROSOFT CORPORATION*                        150,324     12,223,220       7.12
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                          13,351,457       7.78
================================================================================
COMPUTER SERVICES - 1.06%
--------------------------------------------------------------------------------
SUN MICROSYSTEMS, INC.*                        30,500      1,824,281       1.06
--------------------------------------------------------------------------------
COSMETICS AND SOAPS - 0.94%
--------------------------------------------------------------------------------
THE CLOROX COMPANY                             14,000      1,615,250       0.94
================================================================================
CREDIT AND FINANCE - 3.42%
--------------------------------------------------------------------------------
ASSOCIATES FIRST CAPITAL CORPORATION           41,060      1,819,471       1.06
MBNA CORPORATION                              143,816      4,053,813       2.36
--------------------------------------------------------------------------------
         TOTAL CREDIT AND FINANCE                          5,873,284       3.42
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 GROWTH                       STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares       Value    Net Assets
================================================================================
DISCOUNT STORES - 2.19%
--------------------------------------------------------------------------------
COSTCO COMPANIES, INC.*                        46,500    $ 3,763,594       2.19%
================================================================================
DIVERSIFIED - 5.10%
--------------------------------------------------------------------------------
TYCO INTERNATIONAL LTD.                       107,780      8,757,125       5.10
================================================================================
DRUGS - 12.26%
--------------------------------------------------------------------------------
ELAN CORPORATION, PLC ADR*                     42,657      2,196,836       1.28
PFIZER, INC.                                   61,884      7,120,528       4.15
SCHERING-PLOUGH CORPORATION                   108,200      5,227,412       3.05
WARNER-LAMBERT COMPANY                         95,600      6,494,825       3.78
--------------------------------------------------------------------------------
         TOTAL DRUGS                                      21,039,601      12.26
================================================================================
ELECTRICAL EQUIPMENT/PERIPHERALS - 3.01%
--------------------------------------------------------------------------------
DELL COMPUTER CORPORATION*                     58,500      2,409,469       1.40
EMC CORPORATION                                25,200      2,745,225       1.61
--------------------------------------------------------------------------------
         TOTAL ELECTRICAL EQUIPMENT/PERIPHERALS            5,154,694       3.01
================================================================================
ELECTRONIC EQUIPMENT/SEMICONDUCTORS - 3.01%
--------------------------------------------------------------------------------
LINEAR TECHNOLOGY CORPORATION                  43,800      2,491,125       1.45
SOLECTRON CORPORATION*                         55,200      2,677,200       1.56
--------------------------------------------------------------------------------
         TOTAL ELECTRONIC EQUIPMENT/SEMICONDUCTORS         5,168,325       3.01
================================================================================
ELECTRONICS - 1.08%
--------------------------------------------------------------------------------
MOTOROLA, INC.                                 23,200      1,858,900       1.08
================================================================================
ENTERTAINMENT AND LEISURE - 1.89%
--------------------------------------------------------------------------------
CLEAR CHANNEL COMMUNICATIONS, INC.*            22,600      1,570,700       0.92
INFINITY BROADCASTING CORPORATION*             60,000      1,661,250       0.97
--------------------------------------------------------------------------------
         TOTAL ENTERTAINMENT AND LEISURE                   3,231,950       1.89
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 GROWTH                       STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares       Value    Net Assets
================================================================================
FINANCIAL - 1.04%
--------------------------------------------------------------------------------
CITIGROUP INC.                                 23,600    $ 1,775,900       1.04%
================================================================================
INSURANCE - 2.43%
--------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP, INC.             35,552      4,175,138       2.43
================================================================================
INTERNET SERVICES - 4.69%
--------------------------------------------------------------------------------
AMERICA ONLINE, INC.*                          56,400      8,051,100       4.69
================================================================================
MEDICAL INSTRUMENTS - 1.96%
--------------------------------------------------------------------------------
MEDTRONIC, INC.                                46,804      3,366,963       1.96
================================================================================
MEDICAL/DENTAL PRODUCTS - 0.47%
--------------------------------------------------------------------------------
CARDINAL HEALTH, INC.                          13,550        810,459       0.47
================================================================================
MORTGAGE AND RELATED SERVICES - 2.77%
--------------------------------------------------------------------------------
FANNIE MAE                                     31,219      2,214,598       1.29
FREDDIE MAC                                    40,400      2,535,100       1.48
--------------------------------------------------------------------------------
         TOTAL MORTGAGE AND RELATED SERVICES               4,749,698       2.77
================================================================================
NATURAL GAS PRODUCTS AND PIPELINES - 0.98%
--------------------------------------------------------------------------------
ENRON CORP.                                    22,400      1,685,600       0.98
================================================================================
NETWORKING - 1.52%
--------------------------------------------------------------------------------
CISCO SYSTEMS, INC.*                           22,800      2,600,625       1.52
================================================================================
OFFICE EQUIPMENT AND SUPPLIES - 0.45%
--------------------------------------------------------------------------------
STAPLES, INC.*                                 25,700        771,000       0.45
================================================================================
SPECIALTY RETAIL - 6.60%
--------------------------------------------------------------------------------
BED BATH & BEYOND INC.*                        78,500      2,801,469       1.63
CVS CORPORATION                                72,400      3,448,050       2.01
KOHL'S CORPORATION*                            76,358      5,073,035       2.96
--------------------------------------------------------------------------------
         TOTAL SPECIALTY RETAIL                           11,322,554       6.60
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 GROWTH                       STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares       Value    Net Assets
================================================================================
SUPERMARKETS - 4.46%
--------------------------------------------------------------------------------
KROGER CO.                                     52,300    $ 2,840,544       1.66%
SAFEWAY INC.*                                  89,250      4,813,922       2.80
--------------------------------------------------------------------------------
         TOTAL SUPERMARKETS                                7,654,466       4.46
================================================================================
TELECOMMUNICATIONS - 6.82%
--------------------------------------------------------------------------------
LUCENT TECHNOLOGIES INC.                       71,400      4,292,925       2.50
NOKIA CORPORATION, CLASS A, ADR                65,700      4,874,119       2.84
TELLABS, INC.*                                 23,200      2,541,850       1.48
--------------------------------------------------------------------------------
         TOTAL TELECOMMUNICATIONS                         11,708,894       6.82
================================================================================
TELEPHONE - 5.94%
--------------------------------------------------------------------------------
ALLTEL CORPORATION                             43,000      2,899,812       1.69
MCI WORLDCOM INCORPORATED*                     88,650      7,285,922       4.25
--------------------------------------------------------------------------------
         TOTAL TELEPHONE                                  10,185,734       5.94
================================================================================
WIRELESS SERVICES - 1.27%
--------------------------------------------------------------------------------
AIRTOUCH COMMUNICATIONS, INC.*                 23,300      2,175,638       1.27
--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $102,749,274)     158,054,201      92.10
================================================================================
MONEY MARKET FUNDS - 6.99%
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT
   FUND, INC. - TEMPCASH                    5,999,526      5,999,526
TEMPORARY INVESTMENT
   FUND, INC. - TEMPFUND                    5,999,526      5,999,526
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS
           (COST $11,999,052)                             11,999,052       6.99
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS (COST $114,748,326)           170,053,253      99.09
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 GROWTH                       STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
OTHER ASSETS - 2.06%                                        Value    Net Assets
================================================================================
OTHER ASSETS - 2.06%
--------------------------------------------------------------------------------
RECEIVABLES:
   DIVIDENDS AND INTEREST                                   $ 72,194
   INVESTMENT SECURITIES SOLD                              3,415,111
   SHARES OF BENEFICIAL INTEREST SOLD                         16,509
   OTHER ASSETS                                               26,813
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                3,530,627       2.06%
================================================================================

TOTAL ASSETS         173,583,880                                101.15
--------------------------------------------------------------------------------
================================================================================
LIABILITIES - (1.15%)
--------------------------------------------------------------------------------
PAYABLE FOR INVESTMENT SECURITIES PURCHASED                1,767,503
ACCRUED EXPENSES                                             197,838
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                 1,965,341      (1.15)
================================================================================
NET ASSETS - 100.00%                                    $171,618,539     100.00%
--------------------------------------------------------------------------------

*NON-INCOME PRODUCING SECURITY.

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 MID CAP                      STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 97.07%                     Shares       Value    Net Assets
================================================================================
APPAREL & SHOE - 1.02%
--------------------------------------------------------------------------------
ABERCROMBIE & FITCH CO.*                          900       $ 85,613       1.02%
================================================================================
AUTOMOBILES - 1.49%
--------------------------------------------------------------------------------
HARLEY-DAVIDSON, INC.                           2,100        125,213       1.49
================================================================================
BANKS - 1.73%
--------------------------------------------------------------------------------
ZIONS BANCORPORATION                            2,175        145,045       1.73
================================================================================
BUSINESS INFORMATION SERVICES - 1.63%
--------------------------------------------------------------------------------
PAYCHEX, INC.                                   2,675        136,592       1.63
================================================================================
COMPUTER SERVICES - 7.50%
--------------------------------------------------------------------------------
AMDOCS LIMITED*                                 5,275        141,766       1.69
CERIDIAN CORP.*                                 3,200        117,200       1.39
UNISYS CORPORATION*                             7,200        226,350       2.70
FISERV, INC.*                                   2,475        144,942       1.72
--------------------------------------------------------------------------------
         TOTAL COMPUTER SERVICES                             630,258       7.50
================================================================================
COMPUTER SOFTWARE - 4.75%
--------------------------------------------------------------------------------
GEMSTAR INTERNATIONAL GROUP LIMITED*            1,300        136,988       1.63
SYNOPSYS, INC.*                                 3,250        153,156       1.82
ELECTRONICS FOR IMAGING, INC.*                  2,300        108,819       1.30
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                             398,963       4.75
================================================================================
DISCOUNT - 1.30%
--------------------------------------------------------------------------------
DOLLAR TREE STORES, INC.*                       3,000        109,500       1.30
================================================================================
DIVERSIFIED - 1.01%
--------------------------------------------------------------------------------
SEALED AIR CORPORATION*                         1,400         85,138       1.01

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 MID CAP                      STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares       Value    Net Assets
================================================================================
DRUGS - 2.44%
--------------------------------------------------------------------------------
FOREST LABORATORIES, INC.*                      2,125       $ 94,563       1.13%
WATSON PHARMACEUTICALS, INC.*                   2,725        110,363       1.31
--------------------------------------------------------------------------------
         TOTAL DRUGS                                         204,926       2.44
================================================================================
ELECTRIC COMPONENTS / SEMICONDUCTOR - 7.95%
--------------------------------------------------------------------------------
TERADYNE, INC.*                                 2,950        139,203       1.66
JABIL CIRCUIT, INC.*                            3,525        164,133       1.95
ALTERA CORPORATION*                             3,225        233,006       2.77
ASM LITHOGRAPHY HOLDING N.V., ADR*              3,375        131,625       1.57
--------------------------------------------------------------------------------
         TOTAL ELECTRIC COMPONENTS / SEMICONDUCTOR           667,967       7.95
================================================================================
ELECTRIC POWER - 2.77%
--------------------------------------------------------------------------------
THE MONTANA POWER COMPANY                       3,125        233,004       2.77
================================================================================
ELECTRICAL EQUIPMENT/PERIPHERAL - 4.05%
--------------------------------------------------------------------------------
WATERS CORPORATION*                             1,625        170,828       2.03
LEXMARK INTERNATIONAL GROUP, INC.*              1,375        169,813       2.02
--------------------------------------------------------------------------------
         TOTAL ELECTRICAL EQUIPMENT/PERIPHERAL               340,641       4.05
================================================================================
ELECTRONICS - 1.12%
--------------------------------------------------------------------------------
MAXIM INTEGRATED PRODUCTS, INC*                 1,675         93,800       1.12
================================================================================
ENTERTAINMENT & LEISURE - 8.72%
--------------------------------------------------------------------------------
ADELPHIA COMMUNICATIONS CORPORATION*            3,425        233,756       2.78
SFX ENTERTAINMENT, INC.*                        1,950        120,413       1.43
CLEAR CHANNEL COMMUNICATIONS, INC.*             3,300        229,350       2.73
CHANCELLOR MEDIA CORPORATION*                   2,725        149,534       1.78
--------------------------------------------------------------------------------
         TOTAL ENTERTAINMENT & LEISURE                       733,053       8.72

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 MID CAP                      STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares       Value    Net Assets
================================================================================
FINANCIAL SERVICES - 3.80%
--------------------------------------------------------------------------------
CAPITAL ONE FINANCIAL CORPORATION               1,275      $ 221,452       2.64%
CONCORD  EFS,  INC.*                            3,375        112,641       1.34
METRIS COMPANIES INC.                           3,375        206,297       2.46
--------------------------------------------------------------------------------
         TOTAL FINANCIAL SERVICES                            540,390       6.44
================================================================================
FOOD & RESTAURANTS - 4.44%
--------------------------------------------------------------------------------
THE CHEESECAKE FACTORY INCORPORATED*            2,475         69,300       0.83
BRINKER INTERNATIONAL, INC.*                    7,450        205,806       2.45
RUBY TUESDAY, INC.                              5,350         97,638       1.16
--------------------------------------------------------------------------------
         TOTAL FOOD & RESTAURANTS                            372,744       4.44
================================================================================
HOME FURNISHINGS - 1.13%
--------------------------------------------------------------------------------
LINENS `N THINGS, INC.*                         2,070         94,703       1.13
================================================================================
INSURANCE - 1.57%
--------------------------------------------------------------------------------
REINSURANCE GROUP OF AMERICA, INCORPORATED*     2,475        105,806       1.26
REINSURANCE GROUP OF AMERICA, INCORPORATED,
   NON-VOTING*                                    862         26,076       0.31
--------------------------------------------------------------------------------
         TOTAL INSURANCE                                     131,882       1.57
================================================================================
INTERNET SERVICES - 4.56%
--------------------------------------------------------------------------------
BROADCAST.COM INC.*                               375         48,094       0.57
REALNETWORKS, INC.*                               450         99,675       1.19
DOUBLECLICK  INC.*                                650         90,878       1.08
INTUIT INC.*                                    1,675        144,259       1.72
--------------------------------------------------------------------------------
         TOTAL INTERNET SERVICES                             382,906       4.56
================================================================================
MEDICAL INSTRUMENTS - 1.61%
--------------------------------------------------------------------------------
VISX, INCORPORATED*                             1,050        135,188       1.61

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 MID CAP                      STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares       Value    Net Assets
================================================================================
MEDICAL & DENTAL PRODUCTS - 1.82%
--------------------------------------------------------------------------------
ALLERGAN, INC.                                  1,700      $ 152,788       1.82%
================================================================================
METAL PRODUCTS - 1.90%
--------------------------------------------------------------------------------
BALL CORPORATION                                2,900        159,319       1.90
================================================================================
MISCELLANEOUS - 1.96%
--------------------------------------------------------------------------------
THE AES CORPORATION*                            3,300        165,000       1.96
================================================================================
NETWORKING -1.51%
--------------------------------------------------------------------------------
NETWORK APPLIANCE, INC.*                        2,525        127,039       1.51
================================================================================
OFFICE EQUIPMENT & SUPPLIES - 1.55%
--------------------------------------------------------------------------------
OFFICE DEPOT, INC.*                             5,925        130,350       1.55
================================================================================
OFFSHORE DRILLING - 1.64%
--------------------------------------------------------------------------------
TRANSOCEAN OFFSHORE INC.                        4,650        138,047       1.64
================================================================================
OIL FIELD SERVICES - 3.48%
--------------------------------------------------------------------------------
BAKER HUGHES INCORPORATED                       3,275         97,841       1.16
ENSCO INTERNATIONAL INCORPORATED*              10,475        194,442       2.32
--------------------------------------------------------------------------------
         TOTAL OIL FIELD SERVICES                            292,283       3.48
================================================================================
POLLUTION CONTROL - 2.09%
--------------------------------------------------------------------------------
TETRA TECH, INC.*                               7,250        175,359       2.09
================================================================================
PUBLISHING/ADVERTISING - 1.47%
--------------------------------------------------------------------------------
OUTDOOR SYSTEMS, INC.*                          4,900        123,419       1.47

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 MID CAP                      STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares       Value    Net Assets
================================================================================
SPECIALTY RETAIL - 6.15%
--------------------------------------------------------------------------------
TIFFANY  &  CO.                                 2,025      $ 170,100       2.02%
TANDY CORPORATION                               2,650        191,959       2.29
BED BATH & BEYOND INC.*                         4,325        154,348       1.84
--------------------------------------------------------------------------------
         TOTAL SPECIALTY RETAIL                              516,407       6.15
================================================================================
TELECOMMUNICATIONS - 4.65%
--------------------------------------------------------------------------------
COMVERSE TECHNOLOGY, INC.*                      2,250        144,281       1.72
GLOBAL TELESYSTEMS GROUP, INC.*                 1,925        127,291       1.51
ADC TELECOMMUNICATIONS, INC.*                   2,500        119,531       1.42
--------------------------------------------------------------------------------
         TOTAL TELECOMMUNICATIONS                            391,103       4.65
================================================================================
TEXTILES & SHOES - 1.64%
--------------------------------------------------------------------------------
TOMMY HILFIGER CORPORATION*                     1,975        138,003       1.64
--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $6,641,684)         8,156,643      97.07
================================================================================
MONEY MARKET FUNDS - 4.46%
--------------------------------------------------------------------------------
SWIP TEMP FUND                                187,745        187,745       2.23
TEMP CASH                                     187,745        187,745       2.23
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS (COST $375,490)            375,490       4.46
================================================================================
         TOTAL INVESTMENTS (COST $7,017,174)               8,532,133     101.53
--------------------------------------------------------------------------------

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
 MID CAP                      STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
OTHER ASSETS - 0.12%                                      Value      Net Assets
================================================================================
RECEIVABLES:
   DUE FROM ADVISOR                                   $        7,112
   DIVIDENDS                                                   1,491
   INTEREST                                                    1,022
OTHER ASSETS                                                      41
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                    9,666       0.12%
================================================================================
TOTAL  ASSETS                                              8,541,799     101.65
--------------------------------------------------------------------------------
================================================================================
LIABILITIES -  (1.65%)
--------------------------------------------------------------------------------
PAYABLE FOR INVESTMENT SECURITIES PURCHASED                  104,136
ACCRUED EXPENSES                                              34,533
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                   138,669      (1.65)
================================================================================
NET ASSETS - 100%                                         $8,403,130     100.00%
--------------------------------------------------------------------------------

*NON-INCOME PRODUCING SECURITY.

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES - 96.50%                     Shares     Value      Net Assets
================================================================================
AIRLINES - 0.54%
--------------------------------------------------------------------------------
RYANAIR HOLDINGS PLC ADS*                      26,970     $1,206,908       0.54%
================================================================================
APPAREL AND SHOE - 0.29%
--------------------------------------------------------------------------------
THE BUCKLE, INC.*                              27,600        645,150       0.29
================================================================================
AUTO PARTS - 2.07%
--------------------------------------------------------------------------------
GENTEX CORPORATION*                           118,800      3,571,425       1.60
O'REILLY AUTOMOTIVE, INC.*                     22,900      1,047,675       0.47
--------------------------------------------------------------------------------
         TOTAL AUTO PARTS                                  4,619,100       2.07
================================================================================
BANKS - 1.07%
--------------------------------------------------------------------------------
HAMILTON BANCORP INC.*                         92,630      2,385,222       1.07
================================================================================
BEVERAGE/FOOD - 0.50%
--------------------------------------------------------------------------------
BERINGER WINE ESTATES HOLDINGS, INC.*          28,200      1,110,375       0.50
================================================================================
BIOTECHNOLOGY - 0.62%
--------------------------------------------------------------------------------
ALBANY MOLECULAR RESEARCH, INC.*               27,100        677,500       0.30
INVITROGEN CORPORATION*                        40,000        717,500       0.32
--------------------------------------------------------------------------------
         TOTAL BIOTECHNOLOGY                               1,395,000       0.62
================================================================================
BUILDER - 0.37%
--------------------------------------------------------------------------------
PALM HARBOR HOMES, INC.*                       41,348        832,128       0.37
================================================================================
BUILDING PRODUCTS - 0.24%
--------------------------------------------------------------------------------
TREX COMPANY, INC.*                            33,600        537,600       0.24
================================================================================
BUSINESS SERVICES - 10.43%
--------------------------------------------------------------------------------
THE CORPORATE EXECUTIVE BOARD COMPANY*          9,500        267,188       0.12
DENDRITE INTERNATIONAL, INC.*                  39,700      1,027,238       0.46
FORRESTER RESEARCH, INC.*                      13,020        442,680       0.20
IRON MOUNTAIN INCORPORATED*                    36,450      1,013,766       0.45

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
BUSINESS SERVICES, CONTINUED
--------------------------------------------------------------------------------
LABOR READY, INC.*                             38,200    $ 1,499,350       0.67%
LASON, INC.*                                   52,855      2,091,076       0.94
MEDQUIST INC.*                                 41,800      1,431,650       0.64
METRO NETWORKS, INC.*                          22,575      1,015,875       0.46
NCO GROUP, INC.*                               80,635      2,630,717       1.18
THE PROFIT RECOVERY GROUP
   INTERNATIONAL, INC.*                       100,300      3,660,950       1.64
TMP WORLDWIDE INC.*                            87,420      5,878,995       2.64
UNITED RENTALS, INC.*                          77,000      2,295,562       1.03
--------------------------------------------------------------------------------
         TOTAL BUSINESS SERVICES                          23,255,047      10.43
================================================================================
COMPUTER SERVICES - 9.92%
--------------------------------------------------------------------------------
THE BISYS GROUP, INC.*                         23,800      1,207,850       0.54
CHECK POINT SOFTWARE TECHNOLOGIES, LTD.*       71,700      2,527,425       1.13
CHECKFREE HOLDINGS CORPORATION*                19,900        955,200       0.43
CLARIFY INC.*                                  21,900        514,650       0.23
CONCENTRIC NETWORK CORPORATION*                21,100      1,761,850       0.79
CSG SYSTEMS INTERNATIONAL, INC.*               60,776      2,347,473       1.05
ENTRUST TECHNOLOGIES INC*                      13,100        322,588       0.14
GLOBIX CORPORATION*                            15,600        731,250       0.33
HI/FN, INC.*                                   33,300      1,798,200       0.81
INTERNATIONAL NETWORK SERVICES*                23,025        874,950       0.39
ISS GROUP, INC.*                               17,100        907,369       0.41
MENTOR GRAPHICS CORPORATION*                   65,900        799,038       0.36
MIPS TECHNOLOGIES, INC.*                       33,800      1,343,550       0.60
MODEM MEDIA . POPPE TYSON, INC., CLASS A*      19,300        680,325       0.31
NICE SYSTEMS LTD. ADR*                         94,650      2,721,188       1.22
PEGASUS SYSTEMS, INC.*                         43,225      2,020,769       0.91
RWD TECHNOLOGIES, INC.*                        35,160        606,510       0.27
--------------------------------------------------------------------------------
         TOTAL COMPUTER SERVICES                          22,120,185       9.92

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
COMPUTER SOFTWARE - 11.91%
--------------------------------------------------------------------------------
AVANT! CORPORATION*                            55,100      $ 743,850       0.33%
AVT CORPORATION*                               43,600      1,185,375       0.53
BUSINESS OBJECTS S.A. ADS*                     87,000      2,039,062       0.92
ELECTRONICS FOR IMAGING, INC.*                 93,700      4,433,181       1.99
EXCHANGE APPLICATIONS, INC.*                   27,800        820,100       0.37
GEMSTAR INTERNATIONAL GROUP LIMITED*           21,400      2,255,025       1.01
LEGATO SYSTEMS, INC.*                           5,200        210,275       0.09
MACROMEDIA, INC.*                              41,500      1,719,656       0.77
MEDICAL MANAGER CORPORATION*                   75,800      2,160,300       0.97
MERCURY INTERACTIVE CORPORATION*               71,900      2,026,681       0.91
NATIONAL INSTRUMENTS CORPORATION*              11,200        380,800       0.17
NEON SYSTEMS, INC.*                            15,800        663,600       0.30
PEREGRINE SYSTEMS, INC.*                       67,100      1,509,750       0.68
PINNACLE SYSTEMS, INC.*                        42,925      2,334,047       1.05
PLX TECHNOLOGY, INC.*                          25,000        484,375       0.22
SIEBEL SYSTEMS, INC.*                          27,340      1,050,881       0.47
SOFTWARE AG SYSTEMS, INC.*                     12,970        107,002       0.05
TRANSACTION SYSTEMS ARCHITECTS,
   INC., CLASS A*                              22,710        736,656       0.33
VERISIGN, INC.*                                 4,900        563,500       0.25
VERITAS SOFTWARE CORPORATION*                  15,750      1,118,250       0.50
--------------------------------------------------------------------------------
         TOTAL COMPUTER SOFTWARE                          26,542,366      11.91
================================================================================
CONSTRUCTION - 0.48%
--------------------------------------------------------------------------------
DYCOM INDUSTRIES, INC.*                        23,475      1,072,514       0.48
================================================================================
CREDIT AND FINANCE - 0.40%
--------------------------------------------------------------------------------
AMERICREDIT CORP.*                             53,900        892,719       0.40

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
DISCOUNT STORES - 3.99%
--------------------------------------------------------------------------------
DOLLAR TREE STORES, INC.*                     147,880     $5,397,620       2.42%
99 CENTS ONLY STORES*                          73,950      3,484,894       1.57
--------------------------------------------------------------------------------
         TOTAL DISCOUNT STORES                             8,882,514       3.99
================================================================================
DRUGS - 1.05%
--------------------------------------------------------------------------------
ALPHARMA INC., CLASS A                         29,000        855,500       0.38
K-V  PHARMACEUTICAL  COMPANY, CLASS A*         15,500        240,250       0.11
SHIRE PHARMACEUTICALS GROUP PLC*               57,550      1,244,519       0.56
--------------------------------------------------------------------------------
         TOTAL DRUGS                                       2,340,269       1.05
================================================================================
EDUCATIONAL PROGRAMS - 1.81%
--------------------------------------------------------------------------------
CAREER EDUCATION CORPORATION*                  12,700        425,450       0.19
CORINTHIAN COLLEGES, INC.*                     41,400        677,925       0.30
EDUCATION MANAGEMENT CORPORATION*              58,200      1,160,362       0.52
SCHOOL SPECIALTY, INC.*                        41,275        779,066       0.35
SYLVAN LEARNING SYSTEMS, INC.*                 39,650        996,206       0.45
--------------------------------------------------------------------------------
         TOTAL EDUCATIONAL PROGRAMS                        4,039,009       1.81
================================================================================
ELECTRIC POWER - 0.31%
--------------------------------------------------------------------------------
CALPINE CORPORATION*                           16,400        699,050       0.31
================================================================================
ELECTRICAL EQUIPMENT/PERIPHERALS - 2.52%
--------------------------------------------------------------------------------
DIONEX CORPORATION*                            12,000        492,000       0.22
PMC-SIERRA, INC.*                              34,330      3,291,389       1.48
SANDISK CORPORATION*                           20,000        405,000       0.18
TRANSWITCH CORPORATION*                        32,300      1,421,200       0.64
--------------------------------------------------------------------------------
         TOTAL ELECTRICAL EQUIPMENT/PERIPHERALS            5,609,589       2.52
================================================================================
ELECTRONIC COMPONENTS/SEMICONDUCTORS - 10.49%
--------------------------------------------------------------------------------
ALPHA INDUSTRIES, INC.*                        25,200        888,300       0.40
BROOKS AUTOMATION, INC.*                       30,000        645,000       0.29

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
ELECTRONIC COMPONENTS/SEMICONDUCTORS, CONTINUED
--------------------------------------------------------------------------------
CREE RESEARCH, INC.*                           22,900      $ 961,800       0.43%
DUPONT PHOTOMASKS, INC.*                       15,600        682,500       0.31
FLEXTRONICS INTERNATIONAL LTD.*                36,900      1,722,769       0.77
GENESIS MICROCHIP INCORPORATED*                42,900        890,175       0.40
LAM RESEARCH CORPORATION*                      45,400      1,430,100       0.64
LATTICE SEMICONDUCTOR CORPORATION*             28,600      1,169,025       0.53
MICREL, INCORPORATED*                          16,000        942,000       0.42
ORBOTECH LTD.                                  24,200      1,161,600       0.52
PLEXUS CORP.*                                  27,200        907,800       0.41
PRI AUTOMATION, INC.*                          10,200        253,088       0.11
QLOGIC CORPORATION*                            14,000        979,125       0.44
SANMINA CORPORATION*                           48,900      3,245,738       1.46
SDL, INC.*                                     12,700      1,387,475       0.62
THE DII GROUP, INC.*                           53,100      1,646,100       0.74
UNIPHASE CORPORATION*                          10,900      1,322,988       0.59
VITESSE SEMICONDUCTOR CORPORATION*             67,880      3,143,692       1.41
--------------------------------------------------------------------------------
         TOTAL ELECTRONIC COMPONENTS/SEMICONDUCTORS       23,379,275      10.49
================================================================================
ELECTRONICS - 1.03%
--------------------------------------------------------------------------------
ANTEC CORPORATION*                             26,700        724,238       0.33
POWER INTEGRATIONS, INC.*                      26,100      1,024,425       0.46
ZORAN CORPORATION*                             50,000        540,625       0.24
--------------------------------------------------------------------------------
         TOTAL ELECTRONICS                                 2,289,288       1.03
================================================================================
ENTERTAINMENT AND LEISURE - 5.96%
--------------------------------------------------------------------------------
AMERICAN CLASSIC VOYAGES CO.                   40,900        731,088       0.33
CINAR CORPORATION*                             29,000        605,375       0.27
CITADEL COMMUNICATIONS CORPORATION*            33,000        924,000       0.41
COX RADIO, INC., CLASS A*                      21,800      1,062,750       0.48
ENTERCOM COMMUNICATIONS CORP., CLASS A*         8,200        304,425       0.14
FAIRFIELD COMMUNITIES, INC.                   109,170      1,405,564       0.63
HEFTEL BROADCASTING CORPORATION, CLASS A*      31,800      1,729,125       0.77

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
ENTERTAINMENT AND LEISURE, CONTINUED
--------------------------------------------------------------------------------
INTERNATIONAL SPEEDWAY CORPORATION,
   CLASS A                                     27,200    $ 1,400,800       0.63%
JONES INTERCABLE, INC., CLASS A*               52,375      2,428,891       1.09
STEINER LEISURE LIMITED*                       32,500      1,031,875       0.46
UNITED INTERNATIONAL HOLDINGS, INC., CLASS A*  27,900      1,667,025       0.75
--------------------------------------------------------------------------------
         TOTAL ENTERTAINMENT AND LEISURE                  13,290,918       5.96
================================================================================
FINANCIAL SERVICES - 1.11%
--------------------------------------------------------------------------------
FINANCIAL FEDERAL CORPORATION*                 19,500        407,062       0.18
METRIS COMPANIES INC.                           6,200        378,975       0.17
NOVA CORPORATION*                              39,936      1,038,336       0.47
SEI INVESTMENTS COMPANY                         6,900        655,500       0.29
--------------------------------------------------------------------------------
         TOTAL FINANCIAL SERVICES                          2,479,873       1.11
================================================================================
FOOD AND RESTAURANTS - 0.29%
--------------------------------------------------------------------------------
BUCA, INC.*                                     2,800         50,750       0.02
PERFORMANCE FOOD GROUP COMPANY*                23,000        609,500       0.27
--------------------------------------------------------------------------------
         TOTAL FOOD AND RESTAURANTS                          660,250       0.29
================================================================================
HOSPITALS - 0.10%
--------------------------------------------------------------------------------
CAREMATRIX CORPORATION*                        12,850        220,056       0.10
================================================================================
INSURANCE - 1.62%
--------------------------------------------------------------------------------
ANNUITY AND LIFE RE (HOLDINGS), LTD.            6,500        128,375       0.06
CLARK/BARDES HOLDINGS, INC.*                   51,500        669,500       0.30
FINANCIAL SECURITY ASSURANCE HOLDINGS LTD.     17,100        976,838       0.44
MUTUAL RISK MANAGEMENT LTD.                    47,100      1,831,012       0.82
--------------------------------------------------------------------------------
         TOTAL INSURANCE                                   3,605,725       1.62

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
INTERNET SERVICES - 6.01%
--------------------------------------------------------------------------------
DOUBLECLICK INC.*                              14,000    $ 1,957,375       0.88%
EXODUS COMMUNICATIONS, INC.*                    9,300        838,162       0.38
EXTREME NETWORKS, INC.*                        10,600        587,638       0.26
INFOSEEK CORPORATION*                          16,200        827,212       0.37
INTERVU INC.*                                   9,900        534,600       0.24
MINDSPRING ENTERPRISES, INC.*                   8,200        794,888       0.36
NETOPIA, INC.*                                 20,200        453,238       0.20
PSINET INC.*                                   32,900      1,661,450       0.75
REALNETWORKS, INC.*                             6,700      1,484,050       0.67
SOFTNET SYSTEMS, INC.*                         23,125        754,453       0.34
TELEBANC FINANCIAL  CORPORATION*               10,200      1,056,975       0.47
USINTERNETWORKING, INC.*                        8,500        434,562       0.19
VERIO INC.*                                    28,200      2,002,200       0.90
--------------------------------------------------------------------------------
         TOTAL INTERNET SERVICES                          13,386,803       6.01
================================================================================
INVESTMENT SERVICES - 0.18%
--------------------------------------------------------------------------------
NATIONAL DISCOUNT BROKERS GROUP, INC.*          7,000        399,437       0.18
================================================================================
MEDICAL AND DENTAL PRODUCTS - 1.88%
--------------------------------------------------------------------------------
MEDIMMUNE, INC.*                               66,100      3,643,762       1.63
PATTERSON DENTAL COMPANY*                      15,400        555,362       0.25
--------------------------------------------------------------------------------
         TOTAL MEDICAL AND DENTAL PRODUCTS                 4,199,124       1.88
================================================================================
MEDICAL INSTRUMENTS - 2.18%
--------------------------------------------------------------------------------
LASER VISION CENTERS, INC.*                    46,100      1,941,962       0.87
NOVOSTE CORPORATION*                           23,900        531,775       0.24
VISX, INCORPORATED*                            11,200      1,442,000       0.65
XOMED SURGICAL PRODUCTS, INC.*                 22,550        938,644       0.42
--------------------------------------------------------------------------------
         TOTAL MEDICAL INSTRUMENTS                         4,854,381       2.18

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
MEDICAL/DENTAL SERVICES - 1.52%
--------------------------------------------------------------------------------
AMSURG CORP., CLASS A*                         93,200      $ 640,750       0.29%
PHARMACEUTICAL PRODUCT DEVELOPMENT, INC.*      23,200        675,700       0.30
PROFESSIONAL DETAILING, INC.*                  23,100        664,125       0.30
RENAL CARE GROUP, INC.*                        67,245      1,403,739       0.63
--------------------------------------------------------------------------------
         TOTAL MEDICAL/DENTAL SERVICES                     3,384,314       1.52
================================================================================
NETWORKING - 0.30%
--------------------------------------------------------------------------------
RHYTHMS NETCONNECTIONS INC.*                    8,100        668,250       0.30
================================================================================
OFFSHORE DRILLING - 0.63%
--------------------------------------------------------------------------------
DRIL-QUIP, INC.*                                5,200        126,750       0.05
ROWAN COMPANIES, INC.*                         80,500      1,288,000       0.58
--------------------------------------------------------------------------------
         TOTAL OFFSHORE DRILLING                           1,414,750       0.63
================================================================================
OIL FIELD SERVICES - 1.52%
--------------------------------------------------------------------------------
ATWOOD OCEANICS, INC.*                         14,100        491,737       0.22
GLOBAL INDUSTRIES, LTD.*                       89,700      1,104,431       0.50
MARINE DRILLING COMPANIES, INC.*               26,000        446,875       0.20
PATTERSON ENERGY, INC.*                       135,900      1,095,694       0.49
TRICO MARINE SERVICES, INC.*                   30,100        238,919       0.11
--------------------------------------------------------------------------------
         TOTAL OIL FIELD SERVICES                          3,377,656       1.52
================================================================================
POLLUTION CONTROL - 1.95%
--------------------------------------------------------------------------------
NEWPARK RESOURCES, INC.*                      143,300      1,316,569       0.59
U S LIQUIDS INC.*                              76,400      1,547,100       0.69
WASTE CONNECTIONS, INC.*                       56,600      1,492,825       0.67
--------------------------------------------------------------------------------
         TOTAL POLLUTION CONTROL                           4,356,494       1.95
================================================================================
PUBLISHING/ADVERTISING - 2.56%
--------------------------------------------------------------------------------
CATALINA MARKETING CORPORATION*                28,600      2,443,512       1.10
CONSOLIDATED GRAPHICS, INC.*                   25,800      1,099,725       0.49

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
PUBLISHING/ADVERTISING, CONTINUED
--------------------------------------------------------------------------------
LAMAR ADVERTISING COMPANY, CLASS A*            61,700    $ 2,074,662       0.93%
PLAYBOY ENTERPRISES, INC., CLASS B*             2,500         80,469       0.04
--------------------------------------------------------------------------------
         TOTAL PUBLISHING/ADVERTISING                      5,698,368       2.56
================================================================================
SPECIALTY RETAIL - 0.39%
--------------------------------------------------------------------------------
COST PLUS, INC.*                               23,000        810,750       0.36
GUITAR CENTER, INC.*                            3,855         60,234       0.03
--------------------------------------------------------------------------------
         TOTAL SPECIALTY RETAIL                              870,984       0.39
================================================================================
TELECOMMUNICATIONS - 6.12%
--------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORPORATION*            39,700      2,116,506       0.95
CATAPULT COMMUNICATIONS CORPORATION*           15,425        240,052       0.11
DSP COMMUNICATIONS, INC.*                      82,500      2,248,125       1.01
E-TEK DYNAMICS, INC.*                          20,500        881,500       0.40
GILAT SATELLITE NETWORKS, LTD.*                28,500      1,482,000       0.66
INTERMEDIA COMMUNICATIONS INC.*                40,300      1,297,156       0.58
MGC COMMUNICATIONS, INC.*                      13,000        442,000       0.20
QUANTA SERVICES, INC.*                         37,500      1,080,469       0.49
RCN CORPORATION*                               18,100        880,112       0.39
RESEARCH IN MOTION LIMITED*                   118,600      1,445,437       0.65
VIATEL, INC.*                                  32,800      1,508,800       0.68
--------------------------------------------------------------------------------
         TOTAL TELECOMMUNICATIONS                         13,622,157       6.12
================================================================================
TELEPHONE - 1.22%
--------------------------------------------------------------------------------
MCLEODUSA INCORPORATED, CLASS A*               48,300      2,707,819       1.22
================================================================================
TEXTILES AND SHOES - 0.24%
--------------------------------------------------------------------------------
NOVEL DENIM HOLDINGS LIMITED*                  68,940        534,285       0.24
================================================================================
TOYS - 0.29%
--------------------------------------------------------------------------------
JAKKS PACIFIC, INC.*                           30,000        641,250       0.29

Unaudited. See Notes to Financial Statements.

---------
  P*I*C
---------
SMALL CAP                     STATEMENT OF NET ASSETS
---------                     as of April 30, 1999
PORTFOLIO
---------

================================================================================
                                                                   Percentage of
EQUITY SECURITIES, continued                   Shares     Value      Net Assets
================================================================================
TRUCKING - 0.39%
--------------------------------------------------------------------------------
FORWARD AIR CORPORATION*                       39,000      $ 867,750       0.39%
--------------------------------------------------------------------------------
         TOTAL EQUITY SECURITIES (COST $170,878,501)     215,093,952      96.50
================================================================================
MONEY MARKET FUNDS - 4.08%
--------------------------------------------------------------------------------
TEMPORARY INVESTMENT FUND, INC. -
   TEMPCASH                                 4,540,560      4,540,560       2.04
TEMPORARY INVESTMENT FUND, INC. -
   TEMPFUND                                 4,540,560      4,540,560       2.04
--------------------------------------------------------------------------------
         TOTAL MONEY MARKET FUNDS (COST $9,081,120)        9,081,120       4.08
--------------------------------------------------------------------------------
         TOTAL INVESTMENTS (COST $179,959,621)           224,175,072     100.58
================================================================================
OTHER ASSETS - 1.28%
--------------------------------------------------------------------------------
RECEIVABLES:
   INTEREST                                                   42,866
   INVESTMENT SECURITIES SOLD                              2,788,118
   SHARES OF BENEFICIAL INTEREST SOLD                            452
OTHER ASSETS                                                  21,253
--------------------------------------------------------------------------------
         TOTAL OTHER ASSETS                                2,852,689       1.28
--------------------------------------------------------------------------------
TOTAL ASSETS                                             227,027,761     101.86
--------------------------------------------------------------------------------
================================================================================
LIABILITIES - (1.86%)
--------------------------------------------------------------------------------
PAYABLE FOR INVESTMENT SECURITIES PURCHASED                3,912,158
ACCRUED EXPENSES                                             228,393
--------------------------------------------------------------------------------
         TOTAL LIABILITIES                                 4,140,551      (1.86)
================================================================================
NET ASSETS - 100.00%                                    $222,887,210     100.00%
================================================================================

*NON-INCOME PRODUCING SECURITY.

Unaudited. See Notes to Financial Statements.


---------
  P*I*C                       STATEMENT OF OPERATIONS
---------                     Six Months ended April 30, 1999
BALANCED
---------
GROWTH
---------
MID CAP
---------
SMALL CAP
---------                              BALANCED         GROWTH         MID CAP       SMALL CAP
PORTFOLIOS                             PORTFOLIO       PORTFOLIO      PORTFOLIO      PORTFOLIO
================================================================================================
INVESTMENT INCOME
------------------------------------------------------------------------------------------------
INCOME:
------------------------------------------------------------------------------------------------

   Dividends                          $    52,934    $    417,578    $     7,226    $     15,485
   Interest                               322,167          14,726          4,252         191,181
   Other                                    2,026          32,736             --          22,530
                                      -----------    ------------    -----------    ------------
   TOTAL INCOME                           377,127         465,040         11,478         229,196
                                      ===========    ============    ===========    ============

EXPENSES:
   Investment advisory fee (Note 3)       108,323         635,793         25,048         815,316
   Administration fee (Note 3)             18,054          79,474         22,625         101,915
   Accounting services fee                 32,400          38,377         31,860          42,865
   Custodian fee                           10,050          19,376         11,952          34,639
   Audit fee                                7,091          10,909          7,092           9,819
   Trustees' fees                           3,177           6,248          1,786           6,248
   Insurance                                  792           1,836            371           2,976
   Amortization of organization
     costs                                    395              --             --              --
   Legal fees                               1,488           3,967            992           3,968
   Miscellaneous                            3,471           2,677          3,075           4,463
                                      -----------    ------------    -----------    ------------
   TOTAL EXPENSES                         185,241         798,657        104,801       1,022,209
   Less reimbursement/waiver
      from Advisor (Note 3)               (40,811)         (3,915)       (72,597)         (3,064)
                                      -----------    ------------    -----------    ------------
   NET EXPENSES                           144,430         794,742         32,204       1,019,145
                                      -----------    ------------    -----------    ------------
NET INVESTMENT INCOME (LOSS)              232,697        (329,702)       (20,726)       (789,949)
                                      ===========    ============    ===========    ============

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

   Net realized gain (loss)
      on investments                    7,206,320      13,159,827        442,044      (3,500,072)
   Change in net unrealized
      appreciation (depreciation)
      of investments                   (1,325,716)     19,361,965      1,457,681      34,387,239
                                      -----------    ------------    -----------    ------------

NET GAIN ON INVESTMENTS                 5,880,604      32,521,792      1,899,725      30,887,167
                                      ===========    ============    ===========    ============

NET INCREASE IN NET
ASSETS RESULTING
FROM OPERATIONS                       $ 6,113,301    $ 32,192,090    $ 1,878,999    $ 30,097,218
                                      ===========    ============    ===========    ============

Unaudited. See Notes to Financial Statements.

---------
  P*I*C                       STATEMENT OF CHANGES IN NET ASSETS
---------
BALANCED
---------
GROWTH
---------
MID CAP
---------
SMALL CAP
---------
PORTFOLIOS
================================================================================
INCREASE (DECREASE) IN NET ASSETS:
--------------------------------------------------------------------------------
                                                  Six Months          Year
                                                     ended             ended
FROM OPERATIONS:                                April 30, 1999*   Oct. 31, 1998
----------------                                ---------------   -------------
   Net investment income (loss)                   $    232,697     $    479,629
   Net realized gain (loss) on investments           7,206,320        2,840,824
   Change in net unrealized appreciation
      (depreciation) of investments                 (1,325,716)       3,069,602
                                                                   ------------
   Net increase (decrease) in net assets
      resulting from operations                      6,113,301        6,390,055
                                                  ============     ============

TRANSACTIONS IN INTERESTS:
   Contributions by Holders                          4,480,932        4,234,921
   Withdrawals by Holders                          (20,000,853)      (3,865,363)
                                                                   ------------
   Net increase (decrease) in net assets
      from transactions in interests               (15,519,921)         369,558
                                                  ============     ============

TOTAL INCREASE (DECREASE) IN NET ASSETS             (9,406,620)       6,759,613
                                                  ============     ============

NET ASSETS
                                                                   ------------
Beginning of period                                 42,143,141       35,383,528
                                                                   ------------
End of period                                     $ 32,736,521     $ 42,143,141
                                                  ------------     ------------


*Unaudited.

+Commencement of operations.


            GROWTH                           MID CAP                          SMALL CAP
           PORTFOLIO                        PORTFOLIO                         PORTFOLIO
===================================================================================================

---------------------------------------------------------------------------------------------------
     Year             Year            Year             Year            Year              Year
     ended           ended           ended             ended           ended             ended
April 30, 1999*  Oct. 31, 1998   April 30, 1999*   Oct. 31, 1998   April 30, 1999*   Oct. 31, 1998
---------------  -------------   ---------------   -------------   ---------------   -------------
$    (329,702)   $    (417,693)   $   (20,726)     $   (11,916)    $    (789,949)    $  (1,197,741)
   13,159,827        9,511,479        442,044         (198,860)       (3,500,072)      (30,872,647)

   19,361,965       15,517,462      1,457,681           57,277        34,387,239          (283,036)
-------------    -------------    -----------      -----------     -------------     -------------

   32,192,090       24,611,248      1,878,999         (153,499)       30,097,218       (32,353,424)
=============    =============    ===========      ===========     =============     =============


   15,284,742       64,364,321      1,055,022        9,426,366        49,308,168       123,809,971
  (11,940,616)     (35,037,926)      (294,169)      (3,509,589)      (30,171,815)      (57,458,705)
-------------    -------------    -----------      -----------     -------------     -------------

    3,344,126       29,326,395        760,853        5,916,777        19,136,353        66,351,266
=============    =============    ===========      ===========     =============     =============

   35,536,216       53,937,643      2,639,852        5,763,278        49,233,571        33,997,842
=============    =============    ===========      ===========     =============     =============


-------------    -------------    -----------      -----------     -------------     -------------
  136,082,323       82,144,680      5,763,278               --       173,653,639       139,655,797
-------------    -------------    -----------      -----------     -------------     -------------
$ 171,618,539    $ 136,082,323    $ 8,403,130      $ 5,763,278     $ 222,887,210     $ 173,653,639
-------------    -------------    -----------      -----------     -------------     -------------

---------
  P*I*C                       SELECTED RATIO DATA
---------
BALANCED
---------
GROWTH
---------
MID CAP
---------
SMALL CAP
---------
PORTFOLIOS                              BALANCED PORTFOLIO
================================================================================
                          Six Months              Year ended October 31,
                             ended    ------------------------------------------
                        Apr. 30, 1999  1998     1997      1996     1995     1994
--------------------------------------------------------------------------------
Ratios to average
  net assets:++
   Expenses                  0.80%     0.80%    0.80%    0.80%    0.80%    0.80%
   Net investment income     1.29%     1.22%    1.35%    1.30%    1.57%    1.63%

Portfolio turnover rate     58.67%   111.47%  104.50%   54.24%  106.50%  116.63%


++Annualized   for  the   periods  of  less  than  one  year.   Net  of  expense
reimbursements  and waivers of 0.23%,  0.18%,  0.36%,  0.90%,  0.78%, and 1.16%, respectively.

*Unaudited.


See Notes to Financial Statements.

---------
  P*I*C                       SELECTED RATIO DATA,
---------                     continued
BALANCED
---------
GROWTH
---------
MID CAP
---------
SMALL CAP
---------
PORTFOLIOS                              GROWTH PORTFOLIO
================================================================================
                          Six Months            Year ended October 31,
                             ended    ------------------------------------------
                        Apr. 30, 1999  1998     1997      1996     1995     1994
--------------------------------------------------------------------------------
Ratios to average
  net assets:++
   Expenses                  1.00%    1.00%     1.00%     1.00%    1.00%   1.00%
   Net investment
     income (loss)          (0.41%)  (0.32%)   (0.13%)   (0.04%)   0.08%   0.10%

Portfolio turnover rate     31.79%   81.06%    67.54%    64.09%   54.89%  68.26%

+Annualized for periods of less than one year. Net of expense reimbursements and waivers of 0.00%, 0.02%, 0.05%, 0.04%, 0.01%, and 0.01%, respectively.

*Unaudited.

See Notes to Financial Statements.

---------
  P*I*C                       SELECTED RATIO DATA,
---------                     continued
BALANCED
---------
GROWTH
---------
MID CAP
---------
SMALL CAP
---------
PORTFOLIOS                                          MID CAP PORTFOLIO
================================================================================
                                             Six Months       Dec. 31, 1997**
                                                ended             through
                                           April 30, 1999*     Oct. 31, 1998
--------------------------------------------------------------------------------

Ratios to average net assets:+
   Expenses                                      0.91%               0.90%
   Net investment loss                          (0.58%)             (0.29%)

Portfolio turnover rate                         92.84%             166.89%


+Annualized for periods of less than one year. Net of expense reimbursements and waivers of 2.04% and 2.07%, respectively.

*Unaudited.

**Commencement of operations.

---------
  P*I*C                       SELECTED RATIO DATA,
---------                     continued
BALANCED
---------
GROWTH
---------
MID CAP
---------
SMALL CAP
---------
PORTFOLIOS                                      SMALL CAP PORTFOLIO
================================================================================
                          Six Months              Year ended October 31,
                             ended    ------------------------------------------
                        Apr. 30, 1999  1998    1997      1996     1995     1994
--------------------------------------------------------------------------------
Ratios to average
  net assets:+
   Expenses                 1.00%     1.00%     1.00%    1.00%    1.00%   1.00%
   Net investment loss     (0.78%)   (0.68%)   (0.49%)  (0.59%)  (0.51%) (0.49%)

Portfolio turnover rate    61.75%    81.75%   151.52%   53.11%   45.45%  63.89%


+ Annualized for periods of less than one year. Net of expense reimbursements and waivers of 0.00%, 0.01%, 0.01%, 0.01%, 0.07% and 0.10%, respectively.

*Unaudited.

---------
  P*I*C                       NOTES TO FINANCIAL STATEMENTS
---------
BALANCED
---------
GROWTH
---------
MID CAP
---------
SMALL CAP
---------
PORTFOLIOS
================================================================================
1 - ORGANIZATION
--------------------------------------------------------------------------------
     PIC Balanced and Growth Portfolios were organized on December 11, 1991, the PIC Mid Cap Portfolio was organized on December 31, 1997, and PIC Small Cap Portfolio was organized on March 22, 1993 as separate trusts under the laws of the State of New York (each a "Portfolio" and collectively the "Portfolios"). The beneficial interests in each Portfolio are divided into an unlimited number
of  non-transferable   interests,  par  value  $.01  each.  The  Portfolios  are
registered under the Investment Company Act of 1940 as open-end, diversified management investment companies.

2 - SIGNIFICANT ACCOUNTING POLICIES
--------------------------------------------------------------------------------
     The following is a summary of significant accounting policies consistently followed by the Portfolios. These policies are in conformity with generally accepted accounting principles.

     A. VALUATION OF SECURITIES. Equity securities listed on a national securities exchange or traded on the NASDAQ system are valued at their last sale price. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Trustees.

     B. FEDERAL INCOME TAXES. Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to it. Therefore, no federal income tax provision is required.

     C. DEFERRED ORGANIZATION COSTS. Organization costs of the Portfolios are being amortized on a straight-line basis over a period of sixty months. During the amortization period, the proceeds of any redemption of the original Interests in a Portfolio by any Holder thereof will be reduced by a pro-rata portion of any then unamortized organization costs based on the ratio of Interests redeemed to the total initial Interests outstanding prior to the redemption.


     D. OTHER. Securities transactions are recorded on the trade date basis. Realized gains and losses from securities transactions are reported on

----------
  P*I*C                       NOTES TO FINANCIAL STATEMENTS,
----------                    continued
BALANCED
----------
GROWTH
----------
MID CAP
----------
SMALL CAP
----------
PORTFOLIOS
================================================================================
          an identified cost basis. Interest is recorded as accrued, and dividend income is recorded on the ex-dividend date.

     E. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

3 - TRANSACTIONS WITH AFFILIATES
--------------------------------------------------------------------------------
     Each Portfolio has entered into an investment advisory agreement with Provident Investment Counsel, Inc. ("PIC") and an administration agreement with Investment Company Administration LLC ("ICA"), pursuant to which agreements certain employees of these entities serve as officers and/or trustees of the Portfolios. PIC and ICA also provide management services necessary for the operations of the Portfolios and furnish office facilities.

     PIC receives from Balanced Portfolio an investment advisory fee at the annual rate of 0.60% of its average net assets, 0.80% from the Growth Portfolio, 0.70% from the Mid Cap Portfolio, and 0.80% from the Small Cap Portfolio. In addition, PIC has voluntarily taken to limit the expenses of the Balanced Portfolio to 0.80% of its average net assets, 1.00% for the Growth Portfolio, 0.90% for the Mid Cap Portfolio, and 1.00% for the Small Cap Portfolio.

     Fees waived by PIC for the six months ended April 30, 1999 were as follows:

                                     Waived Fees         Reimbursed Expenses
                                     -----------         -------------------
       Balanced Portfolio               $40,811                 $0
       Growth Portfolio                   3,915                  0
       Mid Cap Portfolio                 25,048             47,549
       Small Cap Portfolio                3,064                  0

     ICA receives for its services a fee at the annual rate of 0.10% of the average daily net assets of each Portfolio subject to an annual minimum of $45,000 (except for Balanced Portfolio which has no minimum). Fees paid to ICA for the six months ended April 30, 1999 are stated on the respective Portfolios' Statement of Operations.

---------
  P*I*C                       NOTES TO FINANCIAL STATEMENTS,
---------                     continued
BALANCED
---------
GROWTH
---------
MID CAP
---------
SMALL CAP
---------
PORTFOLIOS
================================================================================
     On December 19, 1995, each Portfolio approved a Deferred Compensation Plan for Trustees (the "Plan"). Trustees are entitled to receive $2,500 per quarter and $500 per meeting attended, which is allocated among the Portfolios. Trustees can elect to receive payment in cash or defer payments provided for in the Plan. If a Trustee elects to defer payment, the Plan provides for the creation of a deferred payment account (phantom share account). This account accumulates the deferred fees earned and the value of the account is adjusted at the end of each quarter to reflect a value which would have been earned if the account had been invested in designated investments. The Portfolios recognize as trustee expense amounts accrued as meetings are attended plus the change in the value of the phantom share account determined on a quarterly basis.

4 - INVESTMENT TRANSACTIONS
--------------------------------------------------------------------------------

      The aggregate purchases and sales of investment securities, other than short-term obligations, for the six months ended April 30, 1999 were as follows:

                                      Purchases                Sales
                                      ---------                -----
Balanced Portfolio                   $ 21,257,451          $ 37,041,922
Growth Portfolio                       49,244,389            48,993,774
Mid Cap Portfolio                       7,437,869             6,526,426
Small Cap Portfolio                   143,029,395           123,371,562

     The Balanced Portfolio purchased $5,791,717 and sold $11,184,229 of U.S. Government securities. There were no purchases or sales of U.S. Government securities by the Growth, Mid Cap, and Small Cap Portfolios.

     The aggregate unrealized appreciation and depreciation of investment securities at April 30, 1999, based on costs for Federal income tax purposes, were as follows:

                                   Tax             Gross             Gross
                                Costs of        Unrealized        Unrealized
                               Investments     Appreciation      Depreciation
                               -----------     ------------      ------------
Balanced Portfolio            $ 25,469,406      $ 6,757,827      $ (110,054)
Growth Portfolio               114,748,326       55,343,550         (38,623)
Mid Cap Portfolio                7,017,174        1,554,887         (39,928)
Small Cap Portfolio            179,959,621       50,897,014      (6,681,563)

                      This page intentionally left blank.

----------------------------
Provident Investment Counsel       TRUSTEES AND OFFICERS
        Mutual Funds
----------------------------

================================================================================
TRUSTEES AND OFFICERS - PIC INVESTMENT TRUST
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
JETTIE M. EDWARDS, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
JEFFREY D. LOVELL, Trustee
WAYNE H. SMITH, Trustee
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer


TRUSTEES AND OFFICERS - PIC PORTFOLIOS
--------------------------------------------------------------------------------
JEFFREY J. MILLER, Trustee
RICHARD N. FRANK, Trustee
JAMES CLAYBURN LAFORCE, Trustee
ANGELO R. MOZILO, Trustee
BERNARD J. JOHNSON, Trustee Emeritus
DOUGLASS B. ALLEN, President
THAD M. BROWN, Vice President, Secretary and Treasurer


LEGAL COUNSEL  - PIC  INVESTMENT TRUST
--------------------------------------------------------------------------------
SWIDLER, BERLIN, SHEREFF, FRIEDMAN, LLP


LEGAL COUNSEL  - PIC   PORTFOLIOS
--------------------------------------------------------------------------------
PAUL, HASTINGS, JANOFSKY & WALKER, LLP


INDEPENDENT AUDITORS
--------------------------------------------------------------------------------
MCGLADREY & PULLEN, LLP
TRUSTEES AND OFFICERS

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.